UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 15

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2013

Date of reporting period:	2/28/2013

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL SHORT DURATION HIGH YIELD INCOME FUND

SEMIANNUAL REPORT • FEBRUARY 28, 2013

Fund Type

Short Duration High Yield Bond

Objective

High level of current income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2013, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

April 15, 2013

Dear Shareholder:

We hope you find the semiannual report for the Prudential Short Duration High Yield Income Fund informative and useful. The report covers performance for the period from October 26, 2012, the Fund’s inception, through February 28, 2013, its fiscal semiannual period.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Short Duration High Yield Income Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Short Duration High Yield Income Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 3.25% (Class A shares). Gross operating expenses: Class A, 1.40%; Class C, 2.13%; Class Z, 1.44%. Net operating expenses: Class A, 1.15%; Class C, 1.90%; Class Z, 0.90%, after contractual reduction through 10/31/2013.

Cumulative Total Returns (Without Sales Charges) as of 2/28/13
Since Inception
Class A	1.60%
Class C	1.32
Class Z	1.70
Barclays U.S. High Yield Ba/B rated 1-5 Yr 1% Capped Index	3.30
Lipper High Yield Funds Average	4.01

Average Annual Total Returns (With Sales Charges) as of 3/31/13
Since Inception
Class A	N/A
Class C	N/A
Class Z	N/A
Barclays U.S. High Yield Ba/B rated 1-5 Yr 1% Capped Index	N/A
Lipper High Yield Funds Average	N/A

Source: Prudential Investments LLC and Lipper Inc.

Inception date: 10/26/12

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 3.25% and a 12b-1 fee of 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The CDSC is waived for purchases by certain retirement and/or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class C shares purchased are not subject to a front-end sales charge, but are subject to a CDSC of 1% for shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class Z shares are not subject to a sales charge or 12b-1 fees. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period.

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Benchmark Definitions

Barclays U.S. High Yield Ba/B rated 1—5 Year 1% Capped Index

The Barclays U.S. High Yield Ba/B 1—5 Year 1% Constrained Index represents the performance of U.S. short duration, higher-rated high yield bonds.

Lipper High Yield Funds Average

The Lipper High Yield Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper High Yield Funds category for the periods noted. Funds in the Lipper Average aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower-grade debt issues.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Long-Term Issues expressed as a percentage of net assets as of 2/28/13
Sprint Nextel Corp., Sr. Unsec’d. Notes, 08/15/17	1.7%
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes, 10/01/17	1.5
Cott Beverages, Inc., Gtd. Notes, 09/01/18	1.5
Bresnan Broadband Holdings LLC, Gtd. Notes, 144A, 12/15/18	1.4
Plains Exploration & Production Co., Gtd. Notes, 10/15/19	1.4

Issues reflect only long-term investments and are subject to change.

Distributions and Yields as of 2/28/13
	Total Distributions Paid during the Period	30-Day SEC Yield
Class A	$0.17	2.46%
Class C	0.14	1.76
Class Z	0.18	2.79

Credit Quality* expressed as a percentage of net assets as of 2/28/13
Ba	29.1%
B	54.9
Caa or lower	7.0
Not Rated**	5.5
Total Investments	96.5
Other assets in excess of liabilities	3.5
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

**Approximately 5.5% of Not Rated is invested in affiliated money market mutual fund.

Credit Quality is subject to change.

Prudential Short Duration High Yield Income Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2012, at the beginning of the period, and held through the six-month period ended February 28, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

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expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Short Duration High Yield Income Fund		Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual**	$1,000.00	$1,016.00	1.15%	$4.00
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76

Class C	Actual**	$1,000.00	$1,013.20	1.90%	$6.60
	Hypothetical	$1,000.00	$1,015.37	1.90%	$9.49

Class Z	Actual**	$1,000.00	$1,017.00	0.90%	$3.13
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2013, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

**“Actual” expenses are calculated using the 126-day period ended February 28, 2013, due to the Class’s inception date of October 26, 2012.

Prudential Short Duration High Yield Income Fund	5

Portfolio of Investments

as of February 28, 2013 (Unaudited)

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 91.0%
BANK LOANS(a) 3.3%

Electric 0.1%
Calpine Corp.	B1	4.500%	04/01/18	$125	$125,259

Gaming 0.5%
MGM Resorts International	Ba2	4.250	12/20/19	500	506,429

Media & Entertainment 0.9%
Ancestry.com, Inc.	B1	7.000	12/31/18	500	497,500
Getty Images, Inc.	B1	4.750	10/18/19	250	252,098
Gray Television, Inc.	B2	4.750	10/14/19	241	243,401

					992,999

Technology 1.8%
Alcatel-Lucent (USA), Inc.	B1	7.250	01/30/19	1,000	1,010,938
First Data Corp.	B1	4.202	03/26/18	150	148,125
Freescale Semiconductor, Inc.	B1	4.452	12/01/16	350	350,146
Kronos, Inc.	Ba3	9.750	04/30/20	250	255,417
RP Crown Parent LLC	B1	6.750	12/21/18	300	303,750

					2,068,376

TOTAL BANK LOANS					3,693,063

CORPORATE BONDS 87.7%

Aerospace & Defense 2.5%
Bombardier, Inc. (Canada),
Sr. Notes, 144A	Ba2	4.250	01/15/16	200	207,500
Sr. Unsec’d. Notes, 144A	Ba2	7.500	03/15/18	750	852,188
Esterline Technologies Corp., Gtd. Notes	Ba2	6.625	03/01/17	350	357,875
Moog, Inc., Sr. Sub. Notes	Ba3	7.250	06/15/18	936	982,800
TransDigm, Inc., Gtd. Notes	B3	7.750	12/15/18	400	439,000

					2,839,363

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	7

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Automotive 4.0%
American Axle & Manufacturing Holdings, Inc., Sr. Sec’d. Notes, 144A	Ba1	9.250%	01/15/17	$1,000	$1,100,000
Chrysler Group LLC, Sec’d. Notes	B1	8.000	06/15/19	1,225	1,342,906
Continental Rubber of America Corp.,
Sr. Sec’d. Notes, 144A	Ba2	4.500	09/15/19	250	255,000
Delphi Corp., Gtd. Notes	Ba1	5.875	05/15/19	250	267,500
Lear Corp., Gtd. Notes	Ba2	7.875	03/15/18	1,050	1,136,625
TRW Automotive, Inc., Gtd. Notes, 144A	Ba2	7.250	03/15/17	350	402,500

					4,504,531

Banking 0.2%
Ally Financial, Inc., Gtd. Notes	B1	8.300	02/12/15	250	278,125

Building Materials & Construction 1.9%
Beazer Homes USA, Inc., Sr. Sec’d. Notes	B2	6.625	04/15/18	650	694,687
Cemex Finance LLC, Sr. Sec’d. Notes, 144A	B(b)	9.500	12/14/16	250	271,250
D.R. Horton, Inc.,
Gtd. Notes	Ba2	5.625	01/15/16	250	269,375
Gtd. Notes	Ba2	6.500	04/15/16	100	110,750
Standard Pacific Corp.,
Gtd. Notes	B3	8.375	05/15/18	500	588,750
Gtd. Notes	B3	10.750	09/15/16	150	186,750

					2,121,562

Cable 5.0%
Bresnan Broadband Holdings LLC, Gtd. Notes, 144A	B3	8.000	12/15/18	1,500	1,642,500
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	8.625	09/15/17	400	464,000

See Notes to Financial Statements.

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Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Cable (cont’d.)
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.625%	02/15/19		$250	$298,125
DISH DBS Corp., Gtd. Notes	Ba2	4.625	07/15/17		350	362,250
Kabel Deutschland Holding AG (Germany), Sr. Unsec’d. Notes, RegS	B1	6.500	07/31/17	EUR	400	565,304
Unitymedia KabelBW GmbH (Germany), Gtd. Notes, RegS	B3	9.625	12/01/19	EUR	500	722,296
UPC Holding BV (Netherlands),
Sec’d. Notes, 144A	B2	9.875	04/15/18		737	825,440
Sec’d. Notes, RegS	B2	9.750	04/15/18	EUR	300	413,207
Virgin Media Finance PLC (United Kingdom), Gtd. Notes	Ba2	8.375	10/15/19		350	390,250

						5,683,372

Capital Goods 8.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes	B2	8.250	01/15/19		500	546,250
Gtd. Notes	B2	9.625	03/15/18		750	828,750
Case New Holland, Inc., Gtd. Notes	Ba2	7.875	12/01/17		250	293,437
CNH Capital LLC, Gtd. Notes	Ba2	3.875	11/01/15		250	256,875
Columbus McKinnon Corp., Gtd. Notes	B1	7.875	02/01/19		256	275,840
Griffon Corp., Gtd. Notes	B1	7.125	04/01/18		633	685,222
Hertz Corp. (The), Gtd. Notes	B2	7.500	10/15/18		994	1,085,945
Laureate Education, Inc., Gtd. Notes, 144A	Caa1	9.250	09/01/19		450	489,375
Manitowoc Co., Inc. (The), Gtd. Notes	B3	9.500	02/15/18		550	610,500
RBS Global, Inc./Rexnord LLC, Gtd. Notes	B3	8.500	05/01/18		330	361,350

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	9

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
SPX Corp.,
Gtd. Notes	Ba2	6.875%	09/01/17	$1,019	$1,138,733
Gtd. Notes	Ba2	7.625	12/15/14	150	164,062
Stena AB (Sweden), Sr. Unsec’d. Notes	B2	7.000	12/01/16	500	497,500
Terex Corp., Gtd. Notes	B3	6.500	04/01/20	400	423,000
Thermon Industries, Inc., Sec’d. Notes	B1	9.500	05/01/17	273	303,030
Tomkins LLC/Tomkins, Inc., Sec’d. Notes(a)	B1	9.000	10/01/18	183	204,503
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A	Caa1	7.500	02/15/19	400	406,000
United Rentals North America, Inc., Gtd. Notes	B3	9.250	12/15/19	1,000	1,140,000
WireCo WorldGroup, Inc., Gtd. Notes	B3	9.500	05/15/17	150	157,125

					9,867,497

Chemicals 3.2%
Ashland, Inc., Sr. Unsec’d. Notes, 144A	Ba1	3.000	03/15/16	675	683,437
Koppers, Inc., Gtd. Notes	B1	7.875	12/01/19	267	293,700
MacDermid, Inc., Gtd. Notes, 144A (original cost $1,039,625; purchased 12/14/12 - 02/26/13)(c)(d)	Caa1	9.500	04/15/17	1,000	1,038,750
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes	Ba2	8.375	11/01/16	225	243,563
Sr. Unsec’d. Notes	Ba2	8.625	11/01/19	500	567,500
Orion Engineered Carbons Finance & Co. SCA (Luxembourg),
Gtd. Notes, PIK, 144A	Caa1	9.250	08/01/19	750	746,250

					3,573,200

See Notes to Financial Statements.

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Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Consumer 2.8%
Geo Debt Finance SCA (Luxembourg), Sr. Sec’d. Notes, 144A	B3	7.500%	08/01/18	EUR	300	$388,238
Jarden Corp., Gtd. Notes	B2	7.500	05/01/17		1,000	1,131,250
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.500	10/01/19		250	275,923
Service Corp. International, Sr. Unsec’d. Notes	Ba3	7.625	10/01/18		225	265,500
Spectrum Brands Holdings, Inc., Sr. Sec’d. Notes	Ba3	9.500	06/15/18		1,000	1,133,750

						3,194,661

Electric 1.9%
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	8.000	10/15/17		150	173,250
Calpine Construction Finance Co. LP/CCFC Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	8.000	06/01/16		300	316,500
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.250	10/15/17		651	692,501
DPL, Inc., Sr. Unsec’d. Notes	Ba1	6.500	10/15/16		950	997,500

						2,179,751

Energy - Integrated 0.2%
Pacific Rubiales Energy Corp. (Canada), Gtd. Notes, 144A	Ba2	7.250	12/12/21		200	229,000

Energy - Other 4.4%
Afren PLC (United Kingdom), Sr. Sec’d. Notes, RegS	B(b)	10.250	04/08/19		250	294,863
Cie Generale de Geophysique - Veritas (France), Gtd. Notes	Ba3	9.500	05/15/16		200	211,500
Hornbeck Offshore Services, Inc., Gtd. Notes	Ba3	8.000	09/01/17		800	851,000

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	11

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Energy - Other (cont’d.)
Offshore Group Investment Ltd. (Cayman Islands), Sr. Sec’d. Notes	B3	11.500%	08/01/15		$1,300	$1,417,000
Parker Drilling Co., Gtd. Notes	B1	9.125	04/01/18		150	162,375
Plains Exploration & Production Co., Gtd. Notes	B1	8.625	10/15/19		1,355	1,548,087
Range Resources Corp., Gtd. Notes	Ba3	7.250	05/01/18		85	88,825
WPX Energy, Inc., Sr. Unsec’d. Notes	Ba1	5.250	01/15/17		450	468,000

						5,041,650

Foods 5.4%
Agrokor d.d. (Croatia), Gtd. Notes, MTN, RegS	B2	10.000	12/07/16	EUR	500	708,262
ARAMARK Corp., Sr. Notes, 144A	B3	5.750	03/15/20		125	127,500
ARAMARK Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	B3	8.625	05/01/16		500	510,005
Constellation Brands, Inc., Gtd. Notes	Ba1	7.250	09/01/16		480	544,200
Cott Beverages, Inc., Gtd. Notes	B3	8.125	09/01/18		1,500	1,646,250
Darling International, Inc., Gtd. Notes	Ba2	8.500	12/15/18		550	625,625
Fiesta Restaurant Group, Inc., Sec’d. Notes	B2	8.875	08/15/16		300	324,750
Ingles Markets, Inc., Sr. Unsec’d. Notes	B1	8.875	05/15/17		1,000	1,052,500
Michael Foods Group, Inc., Gtd. Notes	B3	9.750	07/15/18		150	166,875
Stater Bros. Holdings, Inc., Gtd. Notes	B2	7.375	11/15/18		150	161,156
TreeHouse Foods, Inc., Gtd. Notes	Ba2	7.750	03/01/18		250	270,312

						6,137,435

See Notes to Financial Statements.

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Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Gaming 5.0%
Boyd Gaming Corp., Gtd. Notes	B3	9.125%	12/01/18		$1,000	$1,037,500
Caesars Entertainment Operating Co., Inc., Sr. Sec’d. Notes	B2	11.250	06/01/17		625	664,844
Isle of Capri Casinos, Inc., Gtd. Notes	B2	7.750	03/15/19		1,000	1,085,000
MGM Resorts International, Gtd. Notes	B3	10.000	11/01/16		400	476,000
Pinnacle Entertainment, Inc., Gtd. Notes	B3	8.750	05/15/20		1,000	1,076,250
SugarHouse HSP Gaming LP, Sec’d. Notes, 144A	B2	8.625	04/15/16		1,000	1,071,250
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $271,875; purchased 11/05/12)(c)(d)	B1	11.375	07/15/16		250	270,000

						5,680,844

Healthcare & Pharmaceutical 3.5%
Accellent, Inc., Sr. Sec’d. Notes	B1	8.375	02/01/17		750	795,000
Capella Healthcare, Inc., Gtd. Notes	B3	9.250	07/01/17		1,000	1,077,500
HCA, Inc.,
Sr. Sec’d. Notes	Ba3	8.500	04/15/19		350	387,625
Sr. Unsec’d. Notes	B3	6.500	02/15/16		250	273,437
Sr. Unsec’d. Notes, MTN	B3	9.000	12/15/14		350	388,500
MedAssets, Inc., Gtd. Notes	B3	8.000	11/15/18		200	219,000
Priory Group No. 3 PLC (United Kingdom), Sr. Sec’d. Notes, RegS	B2	7.000	02/15/18	GBP	300	469,909
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	6.500	07/15/16		300	315,188

						3,926,159

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	13

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Lodging 0.2%
FelCor Lodging LP, Sr. Sec’d. Notes	B2	10.000%	10/01/14	$178	$200,918

Media & Entertainment 7.3%
Allbritton Communications Co., Sr. Unsec’d. Notes	B2	8.000	05/15/18	200	217,250
AMC Entertainment, Inc., Gtd. Notes	Caa1	9.750	12/01/20	1,000	1,152,500
Belo Corp., Gtd. Notes	Ba1	8.000	11/15/16	348	374,970
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	B1	9.125	08/01/18	350	392,000
Inmarsat Finance PLC (United Kingdom), Gtd. Notes, 144A	Ba2	7.375	12/01/17	485	518,950
LIN Television Corp., Gtd. Notes	B3	8.375	04/15/18	500	544,375
NAI Entertainment Holdings LLC, Sr. Sec’d. Notes, 144A (original cost $500,250; purchased 11/02/12 - 12/19/12)(c)(d)	B1	8.250	12/15/17	450	490,500
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., Sec’d. Notes	B3	8.875	04/15/17	750	825,000
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.625	02/01/14	422	461,035
Regal Entertainment Group, Gtd. Notes	B3	9.125	08/15/18	524	588,190
Salem Communications Corp., Sec’d. Notes	B2	9.625	12/15/16	570	630,563
Sinclair Television Group, Inc., Sec’d. Notes, 144A	Ba3	9.250	11/01/17	300	325,500
SSI Investments II Ltd./SSI Co-Issuer LLC, Gtd. Notes	Caa1	11.125	06/01/18	250	280,312

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
Starz LLC/Starz Finance Corp., Gtd. Notes, 144A	Ba2	5.000%	09/15/19	$700	$715,750
Telesat Canada/Telesat LLC (Canada), Sr. Unsec’d. Notes, 144A	B3	6.000	05/15/17	690	719,325

					8,236,220

Metals 3.6%
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes(a)	Ba1	5.000	02/25/17	400	416,200
Sr. Unsec’d. Notes	Ba1	6.125	06/01/18	450	485,234
Arch Coal, Inc., Gtd. Notes, 144A	B3	9.875	06/15/19	75	74,063
CONSOL Energy, Inc., Gtd. Notes	B1	8.000	04/01/17	250	271,875
FMG Resources (August 2006) Pty Ltd. (Australia),
Gtd. Notes, 144A	B1	6.000	04/01/17	700	729,750
Gtd. Notes, 144A	B1	7.000	11/01/15	850	890,375
New Gold, Inc. (Canada), Gtd. Notes, 144A	B2	7.000	04/15/20	160	172,800
Peabody Energy Corp., Gtd. Notes	Ba1	6.000	11/15/18	980	1,041,250

					4,081,547

Non-Captive Finance 2.8%
CIT Group, Inc.,
Sr. Unsec’d. Notes	Ba3	4.250	08/15/17	300	310,500
Sr. Unsec’d. Notes	Ba3	5.000	05/15/17	1,000	1,063,750
Sr. Unsec’d. Notes	Ba3	5.250	03/15/18	600	645,000
International Lease Finance Corp.,
Sr. Unsec’d. Notes	Ba3	5.875	04/01/19	1,000	1,074,436
Sr. Unsec’d. Notes	Ba3	8.875	09/01/17	100	120,000

					3,213,686

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	15

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Packaging 2.2%
Ardagh Packaging Finance PLC (Ireland), Sr. Sec’d. Notes, 144A (original cost $216,000; purchased 11/01/12)(c)(d)	Ba3	7.375%	10/15/17	$200	$218,000
Greif, Inc., Sr. Unsec’d. Notes	Ba2	6.750	02/01/17	500	557,500
Owens-Brockway Glass Container, Inc., Gtd. Notes	Ba3	7.375	05/15/16	300	345,000
Plastipak Holdings, Inc., Sr. Notes, 144A (original cost $114,250; purchased 11/01/12)(c)(d)	B3	10.625	08/15/19	100	114,500
Reynolds Group Issuer, Inc., Sr. Sec’d. Notes	B1	7.875	08/15/19	650	718,250
Sealed Air Corp., Gtd. Notes, 144A	B1	8.125	09/15/19	500	561,250

					2,514,500

Paper 0.5%
Longview Fibre Paper & Packaging, Inc., Sr. Sec’d. Notes, 144A (original cost $210,313; purchased 11/13/12 - 01/18/13)(c)(d)	B2	8.000	06/01/16	200	210,000
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	Ba2	4.875	09/15/18	400	410,000

					620,000

Pipelines & Other 2.4%
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	B2	9.125	10/01/17	1,600	1,720,000
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	Ba2	6.000	01/15/19	625	612,500

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Pipelines & Other (cont’d.)
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	Ba3	7.500%	10/01/18	$350	$378,000

					2,710,500

Real Estate Investment Trusts 0.2%
DuPont Fabros Technology LP, Gtd. Notes	Ba1	8.500	12/15/17	210	228,113

Retailers 1.8%
Petco Holdings, Inc., Sr. Notes, PIK, 144A	Caa1	8.500	10/15/17	800	824,000
Susser Holdings LLC, Gtd. Notes	B2	8.500	05/15/16	1,000	1,052,500
Toys “R” Us - Delaware, Inc., Sr. Sec’d. Notes, 144A	B1	7.375	09/01/16	150	152,250

					2,028,750

Technology 10.9%
Anixter, Inc.,
Gtd. Notes	Ba3	5.950	03/01/15	290	306,675
Gtd. Notes	Ba3	10.000	03/15/14	300	323,250
Audatex North America, Inc., Gtd. Notes, 144A	Ba2	6.750	06/15/18	1,145	1,222,287
Avaya, Inc., Gtd. Notes	Caa2	9.750	11/01/15	150	147,562
CDW LLC/CDW Finance Corp.,
Gtd. Notes	Caa1	12.535	10/12/17	910	977,112
Sr. Sec’d. Notes(a)	B1	8.000	12/15/18	899	995,643
Ceridian Corp.,
Gtd. Notes(a)	Caa2	11.250	11/15/15	100	102,500
Gtd. Notes, PIK	Caa2	12.250	11/15/15	1,000	1,022,500
CommScope, Inc., Gtd. Notes, 144A (original cost $989,000; purchased 01/07/13 - 02/01/13)(c)(d)	B3	8.250	01/15/19	900	976,500
Equinix, Inc., Sr. Unsec’d. Notes	Ba3	4.875	04/01/20	675	675,000

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	17

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Technology (cont’d.)
First Data Corp., Gtd. Notes	Caa1	9.875%	09/24/15		$300	$308,625
Freescale Semiconductor, Inc.,
Sr. Sec’d. Notes, 144A	B1	9.250	04/15/18		300	330,000
Sr. Sec’d. Notes, 144A	B1	10.125	03/15/18		100	110,750
Igloo Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	Caa1	8.250	12/15/17		400	408,000
Interactive Data Corp., Gtd. Notes	B3	10.250	08/01/18		1,050	1,190,438
Jabil Circuit, Inc., Sr. Unsec’d. Notes	Ba1	7.750	07/15/16		150	172,875
Seagate HDD Cayman (Cayman Islands), Gtd. Notes	Ba1	7.750	12/15/18		100	109,125
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.800	10/01/16		150	168,750
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	B2	6.500	05/15/19		1,210	1,297,725
STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A	Ba1	7.500	08/12/15		450	472,500
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes	B2	11.375	06/15/18		880	1,014,200

						12,332,017

Telecommunications 7.1%
Brightstar Corp., Gtd. Notes, 144A (original cost $646,500; purchased 11/08/12 - 02/01/13)(c)(d)	B1	9.500	12/01/16		600	642,000
Cricket Communications, Inc., Sr. Sec’d. Notes	Ba2	7.750	05/15/16		300	315,360
Digicel Group Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	B1	8.250	09/01/17		1,000	1,055,000
Eileme 2 AB (Sweden), Sr. Sec’d. Notes, RegS	B3	11.750	01/31/20	EUR	300	449,436
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.250	04/15/17		500	571,250

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Level 3 Financing, Inc.,
Gtd. Notes	B3	8.125%	07/01/19		$297	$323,730
Gtd. Notes	B3	10.000	02/01/18		600	663,000
Sprint Capital Corp., Gtd. Notes	B3	6.900	05/01/19		100	108,750
Sprint Nextel Corp., Sr. Unsec’d. Notes	B3	8.375	08/15/17		1,650	1,914,000
Wind Acquisition Finance SA (Luxembourg), Sec’d. Notes, RegS	B3	11.750	07/15/17	EUR	850	1,170,753
Windstream Corp., Gtd. Notes	Ba3	7.875	11/01/17		750	849,375

						8,062,654

TOTAL CORPORATE BONDS						99,486,055

TOTAL LONG-TERM INVESTMENTS (cost $103,357,567)						103,179,118

				Shares
SHORT-TERM INVESTMENT 5.5%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $6,270,566)(e)					6,270,566	6,270,566

TOTAL INVESTMENTS 96.5% (cost $109,628,133; Note 5)						109,449,684
Other assets in excess of liabilities(f) 3.5%						3,958,220

Net Assets 100.0%						$113,407,904

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	19

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

EUR—Euro

GBP—British Pound

MTN—Medium Term Note

PIK—Payment-in-Kind

†	The ratings reflected are as of February 28, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2013.
(b)	Standard & Poor’s Rating.
(c)	Indicates a security that has been deemed illiquid.
(d)	Indicates a restricted security; the aggregate original cost of such securities is $3,987,813. The aggregate value of $3,960,250 is approximately 3.5% of net assets.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(f)	Includes net unrealized appreciation on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at February 28, 2013:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Value at February 28, 2013	Unrealized Appreciation
British Pound,
Expiring 04/25/13	Citibank NA	GBP	326	$511,750	$494,596	$17,154
Euro,
Expiring 04/25/13	Citibank NA	EUR	1,540	2,091,732	2,011,137	80,595
Expiring 04/25/13	Citibank NA	EUR	1,346	1,817,355	1,758,287	59,068
Expiring 04/25/13	Credit Suisse First Boston	EUR	556	730,643	726,257	4,386

				$5,151,480	$4,990,277	$161,203

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

The following is a summary of the inputs used as of February 28, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$3,449,662	$243,401
Corporate Bonds	—	99,486,055	—
Affiliated Money Market Mutual Fund	6,270,566	—	—
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	—	161,203	—

Total	$6,270,566	$103,096,920	$243,401

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2013 were as follows:

Technology	12.7%
Capital Goods	8.7
Media & Entertainment	8.2
Telecommunications	7.1
Affiliated Money Market Mutual Fund	5.5
Gaming	5.5
Foods	5.4
Cable	5.0
Energy - Other	4.4
Automotive	4.0
Metals	3.6
Healthcare & Pharmaceutical	3.5
Chemicals	3.2
Consumer	2.8
Non-Captive Finance	2.8
Aerospace & Defense	2.5%
Pipelines & Other	2.4
Packaging	2.2
Electric	2.0
Building Materials & Construction	1.9
Retailers	1.8
Paper	0.5
Banking	0.2
Energy - Integrated	0.2
Lodging	0.2
Real Estate Investment Trusts	0.2

96.5
Other assets in excess of liabilities	3.5

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is foreign exchange risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	21

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Fair values of derivative instruments as of February 28, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$161,203	—	—

The effects of derivative instruments on the Statement of Operations for the period October 26, 2012* through February 28, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Foreign Currency Contracts
Foreign exchange contracts	$(10,168)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Foreign Currency Contracts
Foreign exchange contracts	$161,203

*	Commencement of operations.

For the period October 26, 2012 through February 28, 2013, the Fund’s average value at settlement date receivable for forward currency contracts sold was $2,575,740.

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • FEBRUARY 28, 2013

Prudential Short Duration High Yield Income Fund

Statement of Assets and Liabilities

as of February 28, 2013 (Unaudited)

Assets
Investments at value:
Unaffiliated Investments (cost $103,357,567)	$103,179,118
Affiliated Investments (cost $6,270,566)	6,270,566
Foreign currency, at value (cost $746,645)	741,870
Receivable for Fund shares sold	5,238,623
Dividends and interest receivable	2,059,237
Unrealized appreciation on forward foreign currency exchange contracts	161,203
Prepaid expenses	34,010

Total assets	117,684,627

Liabilities
Payable for investments purchased	3,272,686
Payable to custodian	728,037
Payable for Fund shares reacquired	132,458
Dividends payable	63,623
Management fee payable	41,892
Accrued expenses	22,589
Distribution fee payable	14,838
Affiliated transfer agent fee payable	600

Total liabilities	4,276,723

Net Assets	$113,407,904

Net assets were comprised of:
Common stock, at par	$113,486
Paid-in capital in excess of par	113,524,071

113,637,557
Distribution in excess of net investment income	(222,897)
Accumulated net realized gain on investment and foreign currency transactions	16,532
Net unrealized depreciation on investments and foreign currencies	(23,288)

Net assets, February 28, 2013	$113,407,904

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Class A
Net asset value and redemption price per share ($42,312,731 ÷ 4,234,696 shares of common stock issued and outstanding)	$9.99
Maximum sales charge (3.25% of offering price)	0.34

Maximum offering price to public	$10.33

Class C
Net asset value, offering price and redemption price per share ($14,937,672 ÷ 1,495,039 shares of common stock issued and outstanding)	$9.99

Class Z
Net asset value, offering price and redemption price per share ($56,157,501 ÷ 5,618,892 shares of common stock issued and outstanding)	$9.99

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	25

Statement of Operations

For the Period October 26, 2012* through February 28, 2013 (Unaudited)

Net Investment Income
Income
Interest income	$789,403
Affiliated dividend income	5,879

Total income	795,282

Expenses
Management fee	115,148
Distribution fee—Class A	8,715
Distribution fee—Class C	13,144
Custodian’s fees and expenses	28,000
Registration fees	28,000
Legal fees and expenses	14,000
Audit fee	13,000
Reports to shareholders	9,000
Transfer agent’s fees and expenses (including affiliated expense of $765) (Note 3)	6,000
Directors’ fees	4,000
Miscellaneous	3,507

Total expenses	242,514
Less: Expense reimbursement (Note 2)	(72,599)

Net expenses	169,915

Net investment income	625,367

Realized And Unrealized Gain (Loss) On Investments and Foreign Currencies
Net realized gain on:
Investment transactions	15,972
Foreign currency transactions	560

16,532

Net unrealized appreciation (depreciation) on:
Investments	(178,449)
Foreign currencies	155,161

(23,288)

Net loss on investments and foreign currencies	(6,756)

Net Increase In Net Assets Resulting From Operations	$618,611

*	Commencement of operations.

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Statement of Changes in Net Assets

(Unaudited)

October 26, 2012* through February 28, 2013
Increase (Decrease) In Net Assets
Operations
Net investment income	$625,367
Net realized gain on investment and foreign currency transactions	16,532
Net unrealized appreciation (depreciation) on investments and foreign currencies	(23,288)

Net increase in net assets resulting from operations	618,611

Dividends from net investment income (Note 1)
Class A	(181,565)
Class C	(57,105)
Class Z	(609,594)

(848,264)

Fund share transactions (Note 6)
Net proceeds from shares sold	115,610,717
Net asset value of shares issued in reinvestment of dividends	757,951
Cost of shares reacquired	(2,731,111)

Net increase in net assets from Fund share transactions	113,637,557

Total increase	113,407,904

Net Assets:
Beginning of period	—

End of period	$113,407,904

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	27

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios, Inc. 15 (the “Company”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as a diversified, open-end management investment company. The Company consists of two funds: Prudential High Yield Fund and Prudential Short Duration High Yield Income Fund (the “Fund”). These financial statements relate to Prudential Short Duration High Yield Income Fund. The Fund’s investment objective is to provide a high level of current income. The Fund commenced investment operations on October 26, 2012.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that

28	Visit our website at www.prudentialfunds.com

are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Prudential Short Duration High Yield Income Fund	29

Notes to Financial Statements

(Unaudited) continued

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were

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freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Prudential Short Duration High Yield Income Fund	31

Notes to Financial Statements

(Unaudited) continued

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Loan Participations: The Fund may invest in loan participations, another type of restricted security. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual.

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Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily and pays dividends of net investment income monthly and makes distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .70% of the Fund’s average daily net assets.

PI has contractually agreed through October 31, 2013 to limit net annual Fund operating expenses (excluding distribution and service (12b-1) fees, extraordinary and

Prudential Short Duration High Yield Income Fund	33

Notes to Financial Statements

(Unaudited) continued

certain other expenses, including taxes, interest and brokerage commissions) of each class of shares to .90% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares through October 31, 2013.

PIMS has advised the Fund that it has received $152,188 in front-end sales charges resulting from sales of Class A shares, during the period ended February 28, 2013. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the period ended February 28, 2013, it received $52 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PI, PIMS and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses on the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Funds”), a portfolio of the Prudential Investment Portfolios 2, registered under the

34	Visit our website at www.prudentialfunds.com

1940 Act and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the period ended February 28, 2013, aggregated $106,317,241 and $2,722,866, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 28, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$109,829,219	$283,270	$(662,805)	$(379,535)

The difference between book and tax basis is primarily attributable to the difference in the treatment of amortization of premiums.

Management has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period.

Note 6. Capital

The Fund offers Class A, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. Investors who purchase $1 million or more of Class A shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, but are not subject to an initial sales charge. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class C shares sold within 12 months of purchase are subject to a CDSC of 1%. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charges and are available only to a limited group of investors.

Prudential Short Duration High Yield Income Fund	35

Notes to Financial Statements

(Unaudited) continued

At February 28, 2013, Prudential through its affiliates owned 1,017 Class A Shares, 1,014 Class C Shares and 2,546,089 Class Z Shares of the Fund.

The Fund is authorized to issue 1 billion shares of common stock, $.01 par value per share, divided into three classes, designated Class A, Class C and Class Z common stock. Of the authorized shares of common stock of the Fund, 300 million shares are designated for Class A common stock, 200 million shares are designated for Class C common stock and 500 million shares are designated for Class Z common stock.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Period ended February 28, 2013*:
Shares sold	4,369,535	$43,776,534
Shares issued in reinvestment of dividends	14,262	142,523
Shares reacquired	(149,101)	(1,489,637)

Net increase (decrease) in shares outstanding	4,234,696	$42,429,420

Class C
Period ended February 28, 2013*:
Shares sold	1,508,331	$15,097,484
Shares issued in reinvestment of dividends	4,611	46,090
Shares reacquired	(17,903)	(178,632)

Net increase (decrease) in shares outstanding	1,495,039	$14,964,942

Class Z
Period ended February 28, 2013*:
Shares sold	5,668,090	$56,736,699
Shares issued in reinvestment of dividends	56,992	569,338
Shares reacquired	(106,190)	(1,062,842)

Net increase (decrease) in shares outstanding	5,618,892	$56,243,195

*	Commenced operations on October 26, 2012.

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Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 15, 2012, the Funds had another Syndicated Credit Agreement with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the period ended February 28, 2013.

Note 8. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

Prudential Short Duration High Yield Income Fund	37

Financial Highlights

(Unaudited)

Class A Shares
	October 26, 2012(a) through February 28, 2013(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income from investment operations:
Net investment income	.13
Net realized and unrealized gain on investment and foreign currency transactions	.03
Total from investment operations	.16
Less Dividends:
Dividends from net investment income	(.17)
Net asset value, end of period	$9.99
Total Return(c):	1.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$42,313
Average net assets (000)	$10,100
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.15%	(f)(g)
Expenses, excluding distribution and service (12b-1) fees	.90%	(f)(g)
Net investment income	3.91%	(f)(g)
Portfolio turnover rate	6%	(h)

(a) Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(f) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.35%, 1.10% and 3.71%, respectively, for the period ended February 28, 2013.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Class C Shares
	October 26, 2012(a) through February 28, 2013(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income from investment operations:
Net investment income	.10
Net realized and unrealized gain on investment and foreign currency transactions	.03
Total from investment operations	.13
Less Dividends:
Dividends from net investment income	(.14)
Net asset value, end of period	$9.99
Total Return(c):	1.32%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14,938
Average net assets (000)	$3,808
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.90%	(e)(f)
Expenses, excluding distribution and service (12b-1) fees	.90%	(e)(f)
Net investment income	3.03%	(e)(f)
Portfolio turnover rate	6%	(g)

(a) Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 2.13%, 1.13% and 2.80%, respectively, for the period ended February 28, 2013.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	39

Financial Highlights

(Unaudited) continued

Class Z Shares
	October 26, 2012(a) through February 28, 2013(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income from investment operations:
Net investment income	.13
Net realized and unrealized gain on investment and foreign currency transactions	.04
Total from investment operations	.17
Less Dividends:
Dividends from net investment income	(.18)
Net asset value, end of period	$9.99
Total Return(c):	1.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$56,158
Average net assets (000)	$33,747
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.90%	(e)(f)
Expenses, excluding distribution and service (12b-1) fees	.90%	(e)(f)
Net investment income	3.86%	(e)(f)
Portfolio turnover rate	6%	(g)

(a) Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.44%, 1.44% and 3.32%, respectively, for the period ended February 28, 2013.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Short Duration High Yield Income Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL SHORT DURATION HIGH YIELD INCOME FUND

SHARE CLASS	A	C	Z
NASDAQ	HYSAX	HYSCX	HYSZX
CUSIP	74442J109	74442J208	74442J307

MF216E2    0242443-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL HIGH YIELD FUND

SEMIANNUAL REPORT • FEBRUARY 28, 2013

Fund Type

High Yield Bond

Objectives

Current income, and capital appreciation as a secondary objective

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2013, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

April 15, 2013

Dear Shareholder:

We hope you find the semiannual report for the Prudential High Yield Fund informative and useful. The report covers performance for the six-month period that ended February 28, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential High Yield Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential High Yield Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A shares have a maximum initial sales charge of 4.50%. Gross operating expenses: Class A, 0.87%; Class B, 1.32%; Class C, 1.57%; Class Q, 0.47%; Class R, 1.32%; Class X, 1.57%; Class Z, 0.57%. Net operating expenses: Class A, 0.82%; Class B, 1.32%; Class C, 1.57%; Class Q, 0.47%; Class R, 1.07%; Class X, 1.57%; Class Z, 0.57%, after contractual reduction through 12/31/2013 for Class A and Class R shares.

Cumulative Total Returns (Without Sales Charges) as of 2/28/13
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	6.21%	10.41%	63.40%	146.77%	—
Class B	5.78	9.90	59.21	135.00	—
Class C	5.84	9.63	58.76	133.87	—
Class Q	6.20	10.80	N/A	N/A	17.25% (10/31/11)
Class R	6.08	10.33	61.43	N/A	82.87 (6/6/05)
Class X	5.64	9.58	57.10	N/A	52.37 (3/26/07)
Class Z	6.15	10.70	65.76	153.43	—
Barclays U.S. Corporate High Yield 1% Issuer Capped Index	6.64	11.59	70.73	163.56	—
Lipper High Yield Funds Average	6.32	10.67	55.02	131.90	—

Average Annual Total Returns (With Sales Charges) as of 3/31/13
		One Year	Five Years	Ten Years	Since Inception
Class A		6.49%	9.56%	8.80%	—
Class B		5.99	9.87	8.77	—
Class C		9.72	9.94	8.71	—
Class Q		11.89	N/A	N/A	12.74% (10/31/11)
Class R		11.23	10.31	N/A	8.15 (6/6/05)
Class X		4.48	9.29	N/A	7.17 (3/26/07)
Class Z		11.80	10.89	9.59	—
Barclays U.S. Corporate High Yield 1% Issuer Capped Index		12.84	11.55	9.99	—
Lipper High Yield Funds Average		11.80	9.39	8.60	—

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Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

Class A shares are subject to a maximum front-end sales charge of 4.50% and an annual 12b-1 fee of 0.30%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The CDSC is waived for purchases by certain retirement and/or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 0.75% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but are subject to a CDSC of 1% for shares sold within 12 months from the date of purchase, and an annual 12b-1 fee of 1%. Class Q, Class R, and Class Z shares are not subject to a sales charge. Class R shares are subject to a 12b-1 fee of 0.75% annually. Class Q and Class Z shares are not subject to a 12b-1 fee. Class X shares are subject to a declining CDSC of 6%, 5%, 4%, 4%, 3%, 2%, 2%, and 1%, respectively, for the first eight years after purchase and a 12b-1 fee of 1% annually. Class X shares automatically convert to Class A shares on a monthly basis approximately 10 years (eight years in the case of shares purchased prior to August 17, 1998) after purchase. Class X shares are closed to new investors and are available only by exchange from the same share class of another Prudential Investments fund. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Barclays U.S. Corporate High Yield 1% Issuer Capped Index

The Barclays U.S. Corporate High Yield 1% Issuer Capped Index (the Index) is an unmanaged index which covers the universe of U.S. dollar-denominated, non-convertible, fixed rate, non-investment-grade debt. Issuers are capped at 1% of the Index. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower. Barclays U.S. Corporate High Yield 1% Issuer Capped Index Closest Month-End to Inception cumulative total returns as of 2/28/13 are 18.21% for Class Q; 94.67% for Class R; and 65.40% for Class X. Barclays U.S. Corporate High Yield 1% Issuer Capped Index Closest Month-End to Inception average annual total returns as of 3/31/13 are 13.35% for Class Q; 9.02% for Class R; and 8.93% for Class X.

Lipper High Yield Funds Average

The Lipper High Yield Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper High Yield Funds category for the periods noted. Funds in the Lipper Average aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower-grade debt issues. Lipper Average Closest Month-End to Inception cumulative total returns as of 2/28/13 are 16.88% for Class Q; 75.42% for Class R; and 48.86% for Class X. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/13 are 12.40% for Class Q; 7.55% for Class R; and 7.01% for Class X.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential High Yield Fund	3

Your Fund’s Performance (continued)

Five Largest Long-Term Issues expressed as a percentage of net assets as of 2/28/13
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., Sec’d. Notes, 144A, 03/01/22	0.9%
CommScope, Inc., Gtd. Notes, 144A, 01/15/19	0.7
AMC Entertainment, Inc., Gtd. Notes, 12/01/20	0.6
CHS/Community Health Systems, Inc., Gtd. Notes, 11/15/19	0.6
CDW Finance Corp., Gtd. Notes, 04/01/19	0.6

Issues reflect only long-term investments and are subject to change.

Distributions and Yields as of 2/28/13
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.19	4.55%
Class B	0.17	4.26
Class C	0.16	4.01
Class Q	0.20	5.10
Class R	0.18	4.51
Class X	0.16	4.01
Class Z	0.19	5.00

Credit Quality* expressed as a percentage of net assets as of 2/28/13
A	0.3%
Baa	1.5
Ba	24.7
B	47.9
Caa or Lower	18.3
Not Rated**	24.8
Total Investments	117.5
Liabilities in excess of other assets	–17.5
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

**Approximately 24.0% of Not Rated is invested in an affiliated money market mutual fund.

Credit Quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2012, at the beginning of the period, and held through the six-month period ended February 28, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Prudential High Yield Fund	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential High Yield Fund		Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,062.10	0.82%	$4.19
	Hypothetical	$1,000.00	$1,020.73	0.82%	$4.11

Class B	Actual	$1,000.00	$1,057.80	1.32%	$6.73
	Hypothetical	$1,000.00	$1,018.25	1.32%	$6.61

Class C	Actual	$1,000.00	$1,058.40	1.57%	$8.01
	Hypothetical	$1,000.00	$1,017.01	1.57%	$7.85

Class Q	Actual	$1,000.00	$1,062.00	0.47%	$2.40
	Hypothetical	$1,000.00	$1,022.46	0.47%	$2.36

Class R	Actual	$1,000.00	$1,060.80	1.07%	$5.47
	Hypothetical	$1,000.00	$1,019.49	1.07%	$5.36

Class X	Actual	$1,000.00	$1,056.40	1.57%	$8.01
	Hypothetical	$1,000.00	$1,017.01	1.57%	$7.85

Class Z	Actual	$1,000.00	$1,061.50	0.57%	$2.91
	Hypothetical	$1,000.00	$1,021.97	0.57%	$2.86

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2013, and divided by 365 days. Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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Portfolio of Investments

as of February 28, 2013 (Unaudited)

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 93.5%
ASSET-BACKED SECURITIES 0.3%
Baker Street CLO II Ltd. (Cayman Islands), Ser. 2006-1A, Class E, 144A(a)(b)	Ba3	4.254%	10/15/19	$2,851	$2,603,789
Bridgeport CLO Ltd. (Cayman Islands), Ser. 2007-2A, Class D, 144A(a)(b)(c)	Ba3	4.558	06/18/21	2,261	1,953,641
Landmark IV CDO Ltd. (Cayman Islands), Ser. 2004-1A, Class B2L(a)(b)(c)	Ba3	6.458	12/15/16	3,259	3,264,127
Liberty Square CDO Ltd. (Cayman Islands), Ser. 2001-2A, Class D, 144A(a)(b)(c)	C	7.013	06/15/13	3,139	156,969

TOTAL ASSET-BACKED SECURITIES					7,978,526

BANK LOANS 3.8%

Automotive 0.2%
Chrysler Group LLC(b)	Ba1	6.000	05/24/17	4,383	4,469,621

Cable 0.1%
WideOpenWest Holdings LLC(b)	B1	6.250	07/17/18	3,390	3,427,593

Capital Goods 0.2%
CPM Acquisition Corp.(b)	Caa1	10.250	03/01/18	7,250	7,250,000

Consumer 0.2%
One Call Medical, Inc.(b)	Ba3	7.000	08/23/19	2,494	2,509,336
Visant Corp.(b)	B1	5.250	12/22/16	343	327,403
West Corp.(b)	Ba3	4.250	06/30/18	3,284	3,321,611

					6,158,350

Electric
Texas Competitive Electric Holdings Co. LLC(b)	Caa3	3.746	10/10/14	918	662,454

Energy - Other 0.2%
Shelf Drilling Holdings Ltd. (original cost $4,900,000; purchased 10/10/12)(b)(c)(d)	Ba1	6.250	05/31/18	5,000	5,050,000

See Notes to Financial Statements.

Prudential High Yield Fund	7

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS (Continued)

Gaming 0.1%
CCM Merger, Inc.(b)	B2	6.000%	03/01/17	$3,726	$3,754,429

Healthcare & Pharmaceutical
Alliance HealthCare Services, Inc.(b)	Ba3	7.250	06/01/16	1,096	1,098,979

Metals 0.7%
FMG Resources (August 2006) Pty Ltd.(b)	Ba1	5.250	10/18/17	14,963	15,143,292
Metals USA, Inc.(b)	B2	6.250	12/13/19	7,000	7,008,750

					22,152,042

Pipelines & Other 0.2%
Energy Transfer Equity LP(b)	Ba2	3.750	03/24/17	5,305	5,320,475

Retailers 0.1%
Rite Aid Corp.(b)	B3	5.750	08/31/20	3,000	3,015,000

Technology 1.8%
Alcatel-Lucent (USA), Inc.(b)	B1	7.250	01/30/19	4,000	4,043,752
First Data Corp.(b)	B1	4.202	03/26/18	9,612	9,492,191
First Data Corp.(b)	B1	5.202	03/24/17	2,701	2,706,055
Freescale Semiconductor, Inc.(b)	B1	4.452	12/01/16	5,000	5,002,085
Freescale Semiconductor, Inc.(b)	B1	6.000	02/28/19	7,940	7,943,311
Kronos, Inc.(b)	Ba3	9.750	04/30/20	10,000	10,216,670
NXP BV(b)	B1	5.500	03/03/17	1,975	2,010,489
RP Crown Parent LLC(b)	Caa1	11.250	12/23/19	10,000	10,343,750
Sensata Technologies, Inc.(b)	Ba2	3.750	05/12/18	398	400,191

					52,158,494

TOTAL BANK LOANS					114,517,437

CORPORATE BONDS 89.2%

Aerospace & Defense 1.0%
Alliant Techsystems, Inc., Gtd. Notes(e)	Ba3	6.875	09/15/20	1,800	1,962,000

See Notes to Financial Statements.

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Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)
Bombardier, Inc. (Canada), Sr. Notes, 144A(a)	Ba2	6.125%	01/15/23	$2,225	$2,280,625
Sr. Unsec’d. Notes, 144A(a)(e)	Ba2	5.750	03/15/22	3,075	3,121,125
Sr. Unsec’d. Notes, 144A(a)(e)	Ba2	7.500	03/15/18	2,000	2,272,500
Colt Defense LLC, Sr. Unsec’d. Notes(e)	Caa1	8.750	11/15/17	925	603,562
Esterline Technologies Corp., Gtd. Notes	Ba2	6.625	03/01/17	175	178,937
Gtd. Notes	Ba2	7.000	08/01/20	4,250	4,675,000
Moog, Inc., Sr. Sub. Notes	Ba3	7.250	06/15/18	2,850	2,992,500
Sequa Corp., Gtd. Notes, 144A	Caa1	7.000	12/15/17	3,425	3,450,688
TransDigm, Inc., Gtd. Notes	B3	7.750	12/15/18	6,925	7,600,188

					29,137,125

Automotive 3.2%
American Axle & Manufacturing, Inc., Gtd. Notes	B2	6.250	03/15/21	3,025	3,051,469
Gtd. Notes(e)	B2	6.625	10/15/22	5,475	5,598,187
Chrysler Group LLC, Sec’d. Notes(e)	B1	8.000	06/15/19	2,925	3,206,531
Sec’d. Notes(e)	B1	8.250	06/15/21	8,600	9,524,500
Continental Rubber of America Corp., Sr. Sec’d. Notes, 144A	Ba2	4.500	09/15/19	7,600	7,752,000
Dana Holding Corp., Sr. Unsec’d. Notes(e)	B2	6.500	02/15/19	4,325	4,649,375
Sr. Unsec’d. Notes(e)	B2	6.750	02/15/21	10,085	10,980,044
Delphi Corp., Gtd. Notes(e)	Ba1	5.000	02/15/23	4,700	4,893,875
Gtd. Notes(e)	Ba1	5.875	05/15/19	7,150	7,650,500
Gtd. Notes	Ba1	6.125	05/15/21	9,150	9,973,500
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(a)(e)	Ba3	5.625	02/01/23	650	664,625

See Notes to Financial Statements.

Prudential High Yield Fund	9

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Automotive (cont’d.)
Lear Corp., Gtd. Notes, 144A(e)	Ba2	4.750%	01/15/23	$4,050	$3,948,750
Gtd. Notes(e)	Ba2	7.875	03/15/18	4,688	5,074,760
Gtd. Notes(e)	Ba2	8.125	03/15/20	9,456	10,543,440
TRW Automotive, Inc., Gtd. Notes, 144A	Ba2	4.500	03/01/21	6,175	6,252,187
Gtd. Notes, 144A	Ba2	7.250	03/15/17	650	747,500
Gtd. Notes, 144A	Ba2	8.875	12/01/17	1,425	1,556,813

					96,068,056

Banking 1.0%
Ally Financial, Inc., Gtd. Notes(e)	B1	5.500	02/15/17	1,325	1,436,531
Gtd. Notes, Ser. 8(e)	B1	6.750	12/01/14	2,035	2,187,625
Gtd. Notes(e)	B1	8.000	03/15/20	3,200	3,928,000
Gtd. Notes	B1	8.300	02/12/15	400	445,000
Bank of America Corp., Jr. Sub. Notes, Ser. K(b)(e)	B1	8.000	12/29/49	9,510	10,742,268
Jr. Sub. Notes, Ser. M(b)	B1	8.125	12/29/49	8,795	9,905,342
Wachovia Bank NA, Sub. Notes, MTN	A1	6.600	01/15/38	375	501,841

					29,146,607

Brokerage 0.3%
Blackstone Holdings Finance Co. LLC, Gtd. Notes, 144A	A(f)	4.750	02/15/23	3,100	3,358,500
KKR Group Finance Co. LLC, Gtd. Notes, 144A(e)	A-(f)	6.375	09/29/20	5,000	5,879,880

					9,238,380

Building Materials & Construction 2.4%
Beazer Homes USA, Inc., Gtd. Notes, 144A(e)	Caa2	7.250	02/01/23	1,425	1,435,687
Gtd. Notes	Caa2	9.125	06/15/18	500	533,750
Gtd. Notes(e)	Caa2	9.125	05/15/19	2,500	2,675,000

See Notes to Financial Statements.

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Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Building Materials & Construction (cont’d.)
Building Materials Corp. of America, Sr. Notes, 144A (original cost $2,977,500; purchased 09/27/10)(c)(d)	Ba3	6.875%	08/15/18	$3,000	$3,210,000
Sr. Sec’d. Notes, 144A (original cost $3,619,500; purchased 02/02/10-04/27/11)(c)(d)	Ba1	7.000	02/15/20	3,525	3,815,813
Cemex Finance LLC, Sr. Sec’d. Notes, 144A(e)	B(f)	9.375	10/12/22	7,400	8,602,500
D.R. Horton, Inc.,
Gtd. Notes	Ba2	4.750	02/15/23	13,800	13,731,000
Gtd. Notes	Ba2	6.500	04/15/16	100	110,750
HD Supply, Inc., Sr. Unsec’d. Notes, 144A	Caa1	7.500	07/15/20	6,060	6,067,575
K. Hovnanian Enterprises, Inc., Sr. Sec’d. Notes, 144A(e)	B3	7.250	10/15/20	8,700	9,570,000
KB Home, Gtd. Notes	B2	7.500	09/15/22	3,775	4,213,844
Masco Corp.,
Sr. Unsec’d. Notes	Ba3	5.950	03/15/22	1,475	1,642,640
Sr. Unsec’d. Notes	Ba3	7.125	08/15/13	2,845	2,908,665
Standard Pacific Corp.,
Gtd. Notes	B3	8.375	05/15/18	550	647,625
Gtd. Notes(e)	B3	8.375	01/15/21	400	475,000
Gtd. Notes(e)	B3	10.750	09/15/16	2,725	3,392,625
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A	B2	7.750	04/15/20	2,275	2,445,625
Gtd. Notes, 144A(e)	B2	7.750	04/15/20	5,150	5,536,250

					71,014,349

Cable 4.3%
Bresnan Broadband Holdings LLC, Gtd. Notes, 144A	B3	8.000	12/15/18	5,800	6,351,000

See Notes to Financial Statements.

Prudential High Yield Fund	11

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Cable (cont’d.)
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	8.625%	09/15/17	$8,475	$9,831,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes(e)	B1	5.125	02/15/23	3,850	3,753,750
Gtd. Notes(e)	B1	7.875	04/30/18	1,000	1,067,500
Gtd. Notes(e)	B1	8.125	04/30/20	725	807,469
Sr. Unsec’d. Notes, 144A	B1	5.750	09/01/23	8,675	8,675,000
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp., Sr. Unsec’d. Notes, 144A	B3	6.375	09/15/20	6,250	6,460,937
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	B3	8.625	11/15/17	14,068	15,052,760
CSC Holdings LLC,
Sr. Unsec’d. Notes(e)	Ba3	6.750	11/15/21	7,125	7,775,156
Sr. Unsec’d. Notes(e)	Ba3	7.625	07/15/18	875	1,006,250
Sr. Unsec’d. Notes(e)	Ba3	8.625	02/15/19	575	685,687
DISH DBS Corp.,
Gtd. Notes(e)	Ba2	5.875	07/15/22	1,275	1,345,125
Gtd. Notes	Ba2	6.750	06/01/21	725	806,563
Sr. Unsec’d. Notes, 144A	Ba2	5.000	03/15/23	7,300	7,245,250
Echostar DBS Corp.,
Gtd. Notes	Ba2	6.625	10/01/14	10,862	11,595,185
Gtd. Notes	Ba2	7.125	02/01/16	1,900	2,113,750
Lynx I Corp., Sr. Sec’d. Notes, 144A	Ba3	5.375	04/15/21	4,275	4,381,875
Nara Cable Funding Ltd. (Ireland), Sr. Sec’d. Notes, 144A(a)(e)	B1	8.875	12/01/18	4,775	4,989,875
ONO Finance II PLC (Ireland), Gtd. Notes, 144A(a)	Caa1	10.875	07/15/19	1,300	1,352,000
UPC Holding BV (Netherlands), Sec’d. Notes, 144A(a)	B2	9.875	04/15/18	12,050	13,496,000
UPCB Finance V Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A(a)	Ba3	7.250	11/15/21	3,675	4,042,500

See Notes to Financial Statements.

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Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Cable (cont’d.)
UPCB Finance VI Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A(a)(e)	Ba3	6.875%	01/15/22	$4,625	$5,006,563
Videotron Ltee (Canada), Gtd. Notes(a)(e)	Ba2	5.000	07/15/22	5,650	5,748,875
Gtd. Notes(a)(e)	Ba2	6.375	12/15/15	2,050	2,075,625
WaveDivision Escrow LLC/WaveDivision Escrow Corp., Sr. Unsec’d. Notes, 144A	Caa1	8.125	09/01/20	2,100	2,205,000

					127,870,695

Capital Goods 6.1%
ADS Waste Holdings, Inc., Sr. Unsec’d. Notes, 144A	Caa1	8.250	10/01/20	5,025	5,401,875
Aguila 3 SA (Luxembourg), Sr. Sec’d. Notes, 144A(a)(e)	B2	7.875	01/31/18	1,300	1,378,000
Amsted Industries, Inc., Sr. Notes, 144A (original cost $3,226,600; purchased 03/12/10)(c)(d)	B1	8.125	03/15/18	3,250	3,493,750
Ashtead Capital, Inc., Sec’d. Notes, 144A	B2	6.500	07/15/22	6,100	6,572,750
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes(b)	B2	2.790	05/15/14	310	310,003
Gtd. Notes(e)	B2	8.250	01/15/19	2,575	2,813,187
Gtd. Notes(e)	B2	9.625	03/15/18	6,425	7,099,625
Gtd. Notes	B2	9.750	03/15/20	3,075	3,543,937
Belden, Inc., Gtd. Notes, 144A	Ba2	5.500	09/01/22	3,800	3,895,000
Case New Holland, Inc., Gtd. Notes(e)	Ba2	7.875	12/01/17	3,675	4,313,531
Clean Harbors, Inc., Gtd. Notes(e)	Ba2	5.250	08/01/20	6,375	6,566,250
Columbus McKinnon Corp., Gtd. Notes	B1	7.875	02/01/19	3,410	3,674,275
Dycom Investments, Inc.,
Gtd. Notes	Ba3	7.125	01/15/21	2,500	2,668,750
Gtd. Notes, 144A	Ba3	7.125	01/15/21	2,775	2,920,687

See Notes to Financial Statements.

Prudential High Yield Fund	13

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
General Cable Corp., Gtd. Notes, 144A	B1	5.750%	10/01/22	$3,837	$3,932,925
Griffon Corp., Gtd. Notes	B1	7.125	04/01/18	7,375	7,983,437
H&E Equipment Services, Inc., Gtd. Notes, 144A(e)	B3	7.000	09/01/22	3,700	4,051,500
HDTFS, Inc.,
Gtd. Notes, 144A	B2	5.875	10/15/20	1,275	1,326,000
Gtd. Notes, 144A	B2	6.250	10/15/22	1,925	2,069,375
Hertz Corp. (The),
Gtd. Notes(e)	B2	6.750	04/15/19	3,740	4,029,850
Gtd. Notes	B2	7.500	10/15/18	2,625	2,867,813
Interline Brands, Inc., Gtd. Notes(b)(e)	B2	7.500	11/15/18	4,950	5,358,375
International Wire Group Holdings, Inc., Sr. Sec’d. Notes, 144A	B3	8.500	10/15/17	5,925	6,058,313
Kenan Advantage Group, Inc. (The), Sr. Unsec’d. Notes, 144A	B3	8.375	12/15/18	5,175	5,382,000
Laureate Education, Inc., Gtd. Notes, 144A	Caa1	9.250	09/01/19	6,675	7,259,062
Manitowoc Co., Inc. (The), Gtd. Notes(e)	B3	5.875	10/15/22	2,925	2,998,125
RBS Global, Inc./Rexnord LLC, Gtd. Notes(e)	B3	8.500	05/01/18	9,550	10,457,250
Rexel SA (France), Gtd. Notes, 144A(a)	Ba2	6.125	12/15/19	3,100	3,255,000
RSC Equipment Rental, Inc.,
Sr. Unsec’d. Notes	B3	8.250	02/01/21	5,271	5,975,996
Sr. Unsec’d. Notes	B3	10.250	11/15/19	2,050	2,398,500
SPX Corp.,
Gtd. Notes(e)	Ba2	6.875	09/01/17	3,475	3,883,313
Gtd. Notes(e)	Ba2	7.625	12/15/14	5,345	5,846,094
Terex Corp.,
Gtd. Notes	B3	6.000	05/15/21	6,625	6,873,438
Gtd. Notes(e)	B3	6.500	04/01/20	4,225	4,467,938
Tomkins LLC/Tomkins, Inc., Sec’d. Notes(b)	B1	9.000	10/01/18	658	735,315

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg), Sr. Sec’d. Notes, 144A(a)	B1	8.750%	02/01/19	$2,425	$2,415,906
United Rentals North America, Inc., Gtd. Notes(e)	B3	7.375	05/15/20	2,400	2,628,000
Gtd. Notes	B3	7.625	04/15/22	6,450	7,143,375
Gtd. Notes(e)	Caa1	8.375	09/15/20	1,450	1,595,000
Gtd. Notes	B3	9.250	12/15/19	1,450	1,653,000
WireCo WorldGroup, Inc., Gtd. Notes	B3	9.500	05/15/17	12,075	12,648,563

					179,945,083

Chemicals 4.6%
Ashland, Inc., Gtd. Notes, 144A(e)	Ba1	4.750	08/15/22	2,350	2,391,125
Gtd. Notes, 144A(e)	Ba1	4.750	08/15/22	2,575	2,613,625
Sr. Unsec’d. Notes, 144A	Ba1	3.875	04/15/18	2,850	2,892,750
Axiall Corp., Gtd. Notes, 144A(e)	Ba3	4.875	05/15/23	2,100	2,131,500
Celanese U.S. Holdings LLC, Gtd. Notes	Ba2	4.625	11/15/22	3,050	3,061,437
Eagle Spinco, Inc., Gtd. Notes, 144A(e)	Ba3	4.625	02/15/21	2,675	2,718,469
Hexion U.S. Finance Corp., Sec’d. Notes(e)	Caa1	9.000	11/15/20	11,525	10,430,125
Sr. Sec’d. Notes, 144A	B1	6.625	04/15/20	5,750	5,663,750
Sr. Sec’d. Notes(e)	B3	8.875	02/01/18	850	854,250
Huntsman International LLC, Gtd. Notes(e)	B1	5.500	06/30/16	1,698	1,698,000
Gtd. Notes	B2	8.625	03/15/20	1,675	1,867,625
Kinove German Bondco GmbH (Germany), Sr. Sec’d. Notes, 144A(a)	B2	9.625	06/15/18	3,370	3,707,000
Koppers, Inc., Gtd. Notes	B1	7.875	12/01/19	6,279	6,906,900

See Notes to Financial Statements.

Prudential High Yield Fund	15

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Chemicals (cont’d.)
LyondellBasell Industries NV (Netherlands), Sr. Unsec’d. Notes(a)(e)	Baa3	5.000%	04/15/19	$15,625	$17,421,875
Sr. Unsec’d. Notes(a)	Baa3	6.000	11/15/21	1,350	1,586,250
MacDermid, Inc., Gtd. Notes, 144A
(original cost $3,576,960; purchased 11/13/12-11/28/12)(c)(d)	Caa1	9.500	04/15/17	3,425	3,557,719
Mosaic Global Holdings, Inc., Gtd. Notes	Baa1	7.300	01/15/28	100	131,539
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes(a)	Ba2	8.375	11/01/16	7,140	7,729,050
Sr. Unsec’d. Notes(a)	Ba2	8.625	11/01/19	4,762	5,404,870
Nufarm Australia Ltd. (Australia), Gtd. Notes, 144A(a)	Ba3	6.375	10/15/19	2,825	2,994,500
Orion Engineered Carbons Finance & Co. SCA (Luxembourg), Gtd. Notes, PIK, 144A(a)	Caa1	9.250	08/01/19	6,825	6,790,875
Rhodia SA (France), Sr. Unsec’d. Notes, 144A(a)	Baa2	6.875	09/15/20	4,650	5,275,039
Rockwood Specialties Group, Inc., Gtd. Notes(e)	Ba2	4.625	10/15/20	2,325	2,406,375
Taminco Acquisition Corp., Sr. Unsec’d. Notes, PIK, 144A	Caa2	9.125	12/15/17	13,025	12,992,437
Taminco Global Chemical Corp., Sec’d. Notes, 144A	Caa1	9.750	03/31/20	10,581	11,692,005
TPC Group, Inc., Sec’d. Notes, 144A(e)	B3	8.750	12/15/20	4,950	5,011,875
Tronox Finance LLC, Gtd. Notes, 144A(e)	B2	6.375	08/15/20	5,630	5,594,813
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV, Gtd. Notes, 144A(e)	Caa1	7.375	05/01/21	2,200	2,277,000

					137,802,778

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Consumer 1.9%
Carlson Wagonlit BV (Netherlands), Sr. Sec’d. Notes, 144A(a)	B1	6.875%	06/15/19	$4,400	$4,598,000
Live Nation Entertainment, Inc., Gtd. Notes, 144A	B3	7.000	09/01/20	2,275	2,439,937
Phillips-Van Heusen Corp., Sr. Unsec’d. Notes	Ba3	7.375	05/15/20	4,060	4,552,275
PVH Corp., Sr. Unsec’d. Notes	Ba3	4.500	12/15/22	2,900	2,860,125
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.125	04/15/17	2,490	2,593,484
Sr. Sec’d. Notes, 144A	Ba2	7.375	10/15/20	1,325	1,468,682
Scotts Miracle-Gro Co. (The), Gtd. Notes	B1	7.250	01/15/18	2,700	2,875,500
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875	04/15/16	2,880	3,063,600
Service Corp. International, Sr. Unsec’d. Notes	Ba3	4.500	11/15/20	2,300	2,291,375
Sr. Unsec’d. Notes	Ba3	7.000	06/15/17	2,225	2,517,031
Sr. Unsec’d. Notes	Ba3	7.000	05/15/19	8,775	9,520,875
Spectrum Brands Escrow Corp., Gtd. Notes, 144A	B3	6.375	11/15/20	3,225	3,430,594
Spectrum Brands Holdings, Inc., Sr. Sec’d. Notes	Ba3	9.500	06/15/18	1,500	1,700,625
Stewart Enterprises, Inc., Gtd. Notes	B1	6.500	04/15/19	5,525	5,897,937
Visant Corp., Gtd. Notes(e)	Caa2	10.000	10/01/17	8,225	7,423,063

					57,233,103

Electric 5.2%
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	7.375	07/01/21	8,950	10,113,500
Sr. Unsec’d. Notes	Ba3	7.750	03/01/14	3,430	3,627,225
Sr. Unsec’d. Notes	Ba3	7.750	10/15/15	6,260	7,011,200
Sr. Unsec’d. Notes(e)	Ba3	8.000	10/15/17	3,750	4,331,250
Sr. Unsec’d. Notes(e)	Ba3	8.000	06/01/20	1,100	1,278,750

See Notes to Financial Statements.

Prudential High Yield Fund	17

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Electric (cont’d.)
Calpine Construction Finance Co. LP/CCFC Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	8.000%	06/01/16	$4,000	$4,220,000
Calpine Corp., Sr. Sec’d. Notes, 144A(e)	B1	7.250	10/15/17	4,814	5,120,893
Sr. Sec’d. Notes, 144A(e)	B1	7.500	02/15/21	13,424	14,598,600
Sr. Sec’d. Notes, 144A(e)	B1	7.875	01/15/23	1,475	1,633,563
Covanta Holding Corp., Sr. Unsec’d. Notes	Ba3	6.375	10/01/22	2,200	2,385,537
Sr. Unsec’d. Notes	Ba3	7.250	12/01/20	2,850	3,126,347
DPL, Inc., Sr. Unsec’d. Notes	Ba1	6.500	10/15/16	2,400	2,520,000
Sr. Unsec’d. Notes	Ba1	7.250	10/15/21	5,000	5,375,000
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., Sec’d. Notes	CCC-(f)	11.000	10/01/21	5,000	5,575,000
Sec’d. Notes, 144A	B3	11.750	03/01/22	23,650	27,315,750
Sr. Sec’d. Notes, 144A	B-(f)	10.000	12/01/20	1,212	1,366,530
Ipalco Enterprises, Inc.,
Sr. Sec’d. Notes, 144A	Ba1	7.250	04/01/16	55	61,600
Mirant Americas Generation, Inc.,
Sr. Unsec’d. Notes(e)	B3	8.500	10/01/21	1,000	1,175,000
Mirant Corp.,
144A(c)	NR	7.400	07/15/49	2,675	2,675
Mirant Mid-Atlantic LLC,
Pass-thru Certs., Ser. B	Ba1	9.125	06/30/17	8,720	9,678,943
NRG Energy, Inc.,
Gtd. Notes, 144A(e)	B1	6.625	03/15/23	4,500	4,792,500
Gtd. Notes(e)	B1	7.625	01/15/18	14,325	16,420,031
Gtd. Notes	B1	7.625	05/15/19	3,675	3,950,625
Gtd. Notes(e)	B1	7.875	05/15/21	4,100	4,602,250
Gtd. Notes	B1	8.250	09/01/20	4,400	4,977,500
Reliant Energy Mid-Atlantic Power Holdings LLC,
Pass-thru Certs., Ser. B(c)	B1	9.237	07/02/17	2,643	2,914,336
Pass-thru Certs., Ser. C	B1	9.681	07/02/26	4,200	4,578,000

					152,752,605

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Energy - Other 5.4%
Bristow Group, Inc.,
Gtd. Notes	Ba3	6.250%	10/15/22	$2,800	$3,010,000
Cie Generale de Geophysique-Veritas (France),
Gtd. Notes(a)	Ba3	7.750	05/15/17	699	720,844
Gtd. Notes(a)	Ba3	9.500	05/15/16	5,285	5,588,887
Denbury Resources, Inc.,
Gtd. Notes(e)	B1	4.625	07/15/23	6,500	6,378,125
Gtd. Notes(e)	B1	6.375	08/15/21	3,010	3,288,425
Gtd. Notes(e)	B1	8.250	02/15/20	1,851	2,077,747
EP Energy LLC/EP Energy Finance, Inc., Sr. Unsec’d. Notes(e)	B(f)	9.375	05/01/20	900	1,026,000
EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Sec’d. Notes(e)	Ba3	6.875	05/01/19	1,725	1,880,250
Halcon Resources Corp., Gtd. Notes, 144A(e)	B3	8.875	05/15/21	2,900	3,117,500
Harvest Operations Corp. (Canada), Gtd. Notes(a)	Ba2	6.875	10/01/17	8,975	9,962,250
Hercules Offshore, Inc.,
Gtd. Notes, 144A(e)	Caa1	10.250	04/01/19	6,000	6,690,000
Sr. Sec’d. Notes, 144A	B1	7.125	04/01/17	1,875	2,020,312
Hornbeck Offshore Services, Inc., Gtd. Notes	Ba3	5.875	04/01/20	5,900	6,195,000
Linn Energy LLC,
Gtd. Notes, 144A(e)	B2	6.250	11/01/19	1,825	1,861,500
Gtd. Notes(e)	B2	6.500	05/15/19	3,200	3,312,000
McMoRan Exploration Co., Gtd. Notes	Caa1	11.875	11/15/14	3,414	3,631,643
MEG Energy Corp. (Canada), Gtd. Notes, 144A(a)	B1	6.500	03/15/21	5,525	5,828,875
Newfield Exploration Co.,
Sr. Sub. Notes	Ba2	7.125	05/15/18	3,500	3,644,375
Sr. Unsec’d. Notes(e)	Ba1	5.625	07/01/24	800	836,000
Offshore Group Investment Ltd. (Cayman Islands), Sr. Sec’d. Notes(a)	B3	11.500	08/01/15	3,806	4,148,540

See Notes to Financial Statements.

Prudential High Yield Fund	19

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Energy - Other (cont’d.)
Parker Drilling Co., Gtd. Notes(e)	B1	9.125%	04/01/18	$2,475	$2,679,187
Petrohawk Energy Corp.,
Gtd. Notes	Baa3	7.250	08/15/18	1,750	1,960,980
Gtd. Notes	Baa3	7.875	06/01/15	1,770	1,838,419
Petroplus Finance Ltd. (Bermuda), Sr. Sec’d. Notes, 144A(a)(c)(g)	NR	6.750	05/01/14	2,425	569,875
Plains Exploration & Production Co.,
Gtd. Notes(e)	B1	6.125	06/15/19	5,500	6,077,500
Gtd. Notes	B1	6.500	11/15/20	1,325	1,480,687
Gtd. Notes	B1	6.625	05/01/21	1,000	1,113,750
Gtd. Notes(e)	B1	6.750	02/01/22	10,000	11,350,000
Gtd. Notes	B1	6.875	02/15/23	4,625	5,330,313
Gtd. Notes	B1	7.625	06/01/18	1,750	1,837,500
Gtd. Notes	B1	7.625	04/01/20	4,800	5,442,000
Gtd. Notes(e)	B1	8.625	10/15/19	1,500	1,713,750
Gtd. Notes	B1	10.000	03/01/16	2,100	2,212,350
Precision Drilling Corp. (Canada),
Gtd. Notes(a)(e)	Ba1	6.500	12/15/21	1,875	1,987,500
Gtd. Notes(a)	Ba1	6.625	11/15/20	2,000	2,125,000
QEP Resources, Inc.,
Sr. Unsec’d. Notes	Ba1	5.250	05/01/23	7,100	7,348,500
Sr. Unsec’d. Notes(e)	Ba1	5.375	10/01/22	1,300	1,361,750
Range Resources Corp.,
Gtd. Notes	Ba3	5.750	06/01/21	4,325	4,606,125
Gtd. Notes(e)	Ba3	6.750	08/01/20	1,025	1,119,813
Gtd. Notes(e)	Ba3	8.000	05/15/19	1,150	1,265,000
Samson Investment Co., Sr. Unsec’d. Notes, 144A(e)	B3	9.750	02/15/20	4,950	5,265,563
WPX Energy, Inc.,
Sr. Unsec’d. Notes, 144A	Ba1	5.250	01/15/17	2,925	3,042,000
Sr. Unsec’d. Notes, 144A	Ba1	6.000	01/15/22	12,250	12,862,500

					159,808,335

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Foods 4.0%
ARAMARK Corp.,
Gtd. Notes	B3	8.500%	02/01/15	$4,105	$4,125,566
Sr. Notes, 144A	B3	5.750	03/15/20	3,300	3,366,000
ARAMARK Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	B3	8.625	05/01/16	12,620	12,872,526
Bumble Bee Acquisition Corp., Sr. Sec’d. Notes, 144A	B2	9.000	12/15/17	579	632,557
Cott Beverages, Inc., Gtd. Notes	B3	8.125	09/01/18	2,750	3,018,125
Darling International, Inc., Gtd. Notes	Ba2	8.500	12/15/18	2,450	2,786,875
Dave & Buster’s, Inc., Gtd. Notes	Caa1	11.000	06/01/18	1,525	1,719,437
Del Monte Corp., Gtd. Notes(e)	B3	7.625	02/15/19	4,500	4,668,750
Fiesta Restaurant Group, Inc., Sec’d. Notes	B2	8.875	08/15/16	4,000	4,330,000
Ingles Markets, Inc., Sr. Unsec’d. Notes	B1	8.875	05/15/17	8,850	9,314,625
JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes (original cost $3,995,000; purchased 09/07/11-10/21/11)(c)(d)	B1	11.625	05/01/14	3,600	3,982,500
Sr. Unsec’d. Notes, 144A (original cost $4,740,815; purchased 05/20/11-11/16/11)(c)(d)	B1	7.250	06/01/21	4,900	5,071,500
Sr. Unsec’d. Notes, 144A (original cost $3,095,790; purchased 01/25/12-03/13/12)(c)(d)(e)	B1	8.250	02/01/20	3,125	3,367,188
Landry’s, Inc., Sr. Notes, 144A	Caa1	9.375	05/01/20	12,400	13,299,000
Michael Foods, Inc., Gtd. Notes	B3	9.750	07/15/18	14,510	16,142,375
Smithfield Foods, Inc., Sr. Unsec’d. Notes(e)	B1	6.625	08/15/22	11,000	11,962,500

See Notes to Financial Statements.

Prudential High Yield Fund	21

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Foods (cont’d.)
Stater Bros. Holdings, Inc.,
Gtd. Notes	B2	7.375%	11/15/18	$775	$832,641
Gtd. Notes(e)	B2	7.750	04/15/15	550	552,750
SUPERVALU, Inc., Sr. Unsec’d. Notes(e)	Caa1	7.500	11/15/14	4,395	4,411,525
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes, 144A(e)	B3	8.875	12/15/17	3,075	3,328,688
Wok Acquisition Corp., Gtd. Notes, 144A	Caa1	10.250	06/30/20	9,215	9,825,494

					119,610,622

Gaming 5.6%
Affinity Gaming LLC/Affinity Gaming Finance Corp., Gtd. Notes, 144A	B3	9.000	05/15/18	6,425	6,826,562
Boyd Gaming Corp.,
Gtd. Notes, 144A(e)	B3	9.000	07/01/20	7,250	7,431,250
Gtd. Notes(e)	B3	9.125	12/01/18	10,350	10,738,125
Caesars Entertainment Operating Co., Inc., Sec’d. Notes	Caa2	12.750	04/15/18	7,475	5,662,312
Caesars Operating Escrow LLC/Caesars Escrow Corp., Sr. Sec’d. Notes, 144A(e)	B2	9.000	02/15/20	2,825	2,789,687
CCM Merger, Inc., Gtd. Notes, 144A (original cost $16,256,125; purchased 03/14/12-01/04/13)(c)(d)(e)	Caa2	9.125	05/01/19	16,250	16,453,125
Harrah’s Operating Co., Inc.,
Sec’d. Notes(e)	CCC(f)	10.000	12/15/18	2,080	1,331,200
Sr. Sec’d. Notes	B2	11.250	06/01/17	11,765	12,515,019
Isle of Capri Casinos, Inc.,
Gtd. Notes	B2	7.750	03/15/19	8,875	9,629,375
Gtd. Notes(e)	Caa1	8.875	06/15/20	4,075	4,462,125
Marina District Finance Co., Inc.,
Sr. Sec’d. Notes(e)	B2	9.500	10/15/15	3,585	3,685,828

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Gaming (cont’d.)
Sr. Sec’d. Notes(e)	B2	9.875%	08/15/18	$547	$562,043
MCE Finance Ltd. (Cayman Islands), Gtd. Notes, 144A(a)(e)	B1	5.000	02/15/21	2,050	2,050,000
MGM Resorts International,
Gtd. Notes(e)	B3	5.875	02/27/14	1,500	1,554,375
Gtd. Notes(e)	B3	6.625	12/15/21	11,950	12,368,250
Gtd. Notes	B3	6.750	04/01/13	2,440	2,449,600
Gtd. Notes, 144A(e)	B3	6.750	10/01/20	3,725	3,901,937
Gtd. Notes(e)	B3	7.625	01/15/17	12,095	13,334,738
Gtd. Notes(e)	B3	8.625	02/01/19	3,500	4,016,250
Gtd. Notes(e)	B3	10.000	11/01/16	2,175	2,588,250
MTR Gaming Group, Inc., Sec’d. Notes, PIK	Caa1	11.500	08/01/19	10,152	10,558,304
Pinnacle Entertainment, Inc.,
Gtd. Notes(e)	B3	7.750	04/01/22	5,879	6,172,950
Gtd. Notes(e)	B1	8.625	08/01/17	4,215	4,478,438
Seminole Indian Tribe of Florida, Sec’d. Notes, 144A	Ba1	7.750	10/01/17	1,525	1,652,719
SugarHouse HSP Gaming LP, Sec’d. Notes, 144A	B2	8.625	04/15/16	9,529	10,207,941
Wynn Las Vegas LLC, First Mtge. Bonds(e)	Ba2	7.875	11/01/17	1,250	1,342,188
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $7,514,705; purchased 03/30/10-05/21/12)(c)(d)	B1	11.375	07/15/16	6,898	7,449,840

					166,212,431

Healthcare & Pharmaceutical 8.6%
Acadia Healthcare Co., Inc., Gtd. Notes	B3	12.875	11/01/18	6,125	7,717,500
Accellent, Inc.,
Gtd. Notes	Caa2	10.000	11/01/17	9,220	8,113,600
Sr. Sec’d. Notes	B1	8.375	02/01/17	6,925	7,340,500
Alliance HealthCare Services, Inc., Sr. Unsec’d. Notes	B3	8.000	12/01/16	5,431	5,071,196

See Notes to Financial Statements.

Prudential High Yield Fund	23

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
Apria Healthcare Group, Inc., Sec’d. Notes(e)	Caa1	12.375%	11/01/14	$3,225	$3,212,906
Biomet, Inc., Gtd. Notes, 144A	B3	6.500	08/01/20	9,000	9,517,500
Capella Healthcare, Inc., Gtd. Notes(e)	B3	9.250	07/01/17	14,325	15,435,187
CHS/Community Health Systems, Inc.,
Gtd. Notes(e)	B3	7.125	07/15/20	7,100	7,650,250
Gtd. Notes	B3	8.000	11/15/19	17,025	18,791,344
ConvaTec Healthcare E S.A. (Luxembourg), Gtd. Notes, 144A(a)(e)	Caa1	10.500	12/15/18	14,125	15,661,094
DaVita, Inc., Gtd. Notes(e)	B2	5.750	08/15/22	2,950	3,075,375
Fresenius Medical Care US Finance II, Inc., Gtd. Notes, 144A(e)	Ba2	5.625	07/31/19	1,350	1,461,375
HCA Holdings, Inc., Sr. Unsec’d. Notes(e)	B3	6.250	02/15/21	2,825	2,980,375
HCA, Inc.,
Gtd. Notes(e)	B3	5.875	05/01/23	5,075	5,258,969
Gtd. Notes(e)	B3	7.500	02/15/22	3,975	4,571,250
Gtd. Notes	B3	8.000	10/01/18	15,105	17,672,850
Sr. Sec’d. Notes	Ba3	5.875	03/15/22	3,150	3,394,125
Sr. Sec’d. Notes	Ba3	7.875	02/15/20	2,500	2,771,875
Sr. Unsec’d. Notes	B3	6.375	01/15/15	14,535	15,588,788
Sr. Unsec’d. Notes	B3	7.190	11/15/15	3,537	3,881,857
Sr. Unsec’d. Notes	B3	7.500	11/15/95	2,700	2,382,750
Sr. Unsec’d. Notes, MTN	B3	9.000	12/15/14	10,900	12,099,000
HealthSouth Corp.,
Gtd. Notes	B1	7.250	10/01/18	7,507	8,107,560
Gtd. Notes	B1	7.750	09/15/22	1,431	1,563,368
IASIS Healthcare LLC/IASIS Capital Corp., Gtd. Notes(e)	Caa1	8.375	05/15/19	5,600	5,768,000
Kindred Healthcare, Inc., Gtd. Notes(e)	B3	8.250	06/01/19	3,850	3,825,938

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
MedAssets, Inc., Gtd. Notes	B3	8.000%	11/15/18	$5,850	$6,405,750
ResCare, Inc., Gtd. Notes	B-(f)	10.750	01/15/19	4,550	5,141,500
STHI Holding Corp., Sec’d. Notes, 144A	B2	8.000	03/15/18	150	163,875
Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A (original cost $5,784,453; purchased 06/21/07-01/18/11)(c)(d)	Caa1	10.000	07/15/17	6,575	6,805,125
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A(e)	B1	4.500	04/01/21	5,400	5,325,750
Sr. Sec’d. Notes, 144A	B1	4.750	06/01/20	5,650	5,699,438
Sr. Sec’d. Notes(e)	B1	6.250	11/01/18	6,100	6,755,750
Valeant Pharmaceuticals International,
Gtd. Notes, 144A	B1	6.750	10/01/17	3,150	3,417,750
Gtd. Notes, 144A	B1	6.875	12/01/18	11,600	12,600,500
Gtd. Notes, 144A	B1	7.000	10/01/20	1,725	1,882,406
VPI Escrow Corp., Gtd. Notes, 144A(e)	B1	6.375	10/15/20	2,725	2,932,781
Warner Chilcott Co. LLC/Warner Chilcott LLC, Gtd. Notes(e)	B3	7.750	09/15/18	5,744	6,203,520

					256,248,677

Lodging & Leisure 0.7%
Felcor Lodging LP,
Sr. Sec’d. Notes, 144A	B2	5.625	03/01/23	7,475	7,521,719
Sr. Sec’d. Notes	B2	10.000	10/01/14	1,287	1,452,701
Host Hotels & Resorts LP, Sr. Unsec’d. Notes(e)	Baa3	5.250	03/15/22	4,225	4,690,426
Royal Caribbean Cruises Ltd. (Liberia),
Sr. Unsec’d. Notes(a)	Ba1	6.875	12/01/13	1,500	1,560,000
Sr. Unsec’d. Notes(a)	Ba1	7.250	03/15/18	3,025	3,471,187
Sr. Unsec’d. Notes(a)(e)	Ba1	11.875	07/15/15	1,025	1,247,938

					19,943,971

See Notes to Financial Statements.

Prudential High Yield Fund	25

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Media & Entertainment 5.8%
AMC Entertainment, Inc., Gtd. Notes(e)	Caa1	9.750%	12/01/20	$16,450	$18,958,625
AMC Networks, Inc.,
Gtd. Notes(e)	B1	4.750	12/15/22	3,400	3,387,250
Gtd. Notes(e)	B1	7.750	07/15/21	2,645	3,002,075
Belo Corp., Sr. Unsec’d. Notes	Ba3	7.750	06/01/27	2,000	2,120,000
Carmike Cinemas, Inc., Sec’d. Notes	B2	7.375	05/15/19	4,100	4,499,750
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes, 144A	B1	5.250	03/15/21	4,025	4,025,000
Gtd. Notes	B1	9.125	08/01/18	4,650	5,208,000
Cengage Learning Acquisitions, Inc., Gtd. Notes, 144A	Ca	10.500	01/15/15	1,595	398,750
Cinemark USA, Inc., Gtd. Notes, 144A	B2	5.125	12/15/22	2,575	2,587,875
Clear Channel Communications, Inc.,
Gtd. Notes(e)	Ca	10.750	08/01/16	5,125	3,818,125
Sr. Unsec’d. Notes(e)	Ca	5.500	12/15/16	2,075	1,348,750
Sr. Unsec’d. Notes(e)	Ca	6.875	06/15/18	550	360,250
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A(e)	B1	6.500	11/15/22	3,069	3,207,105
Gtd. Notes, 144A	B1	6.500	11/15/22	4,031	4,242,627
Gtd. Notes, Ser. A(e)	B3	7.625	03/15/20	4,225	4,330,625
Entercom Radio LLC, Gtd. Notes	Caa1	10.500	12/01/19	3,425	3,878,812
Griffey Intermediate, Inc./Griffey Finance Sub LLC, Sr. Notes, 144A(e)	Caa1	7.000	10/15/20	9,275	9,414,125
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes(a)	B3	7.250	10/15/20	4,600	4,933,500
Gtd. Notes(a)(e)	B3	7.500	04/01/21	2,025	2,192,063

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes(a)(e)	Caa3	11.250%	02/04/17	$3,075	$3,267,187
Gtd. Notes, PIK(a)	Caa3	11.500	02/04/17	8,600	9,148,250
Lamar Media Corp., Gtd. Notes	Ba2	9.750	04/01/14	7,258	7,865,857
LIN Television Corp.,
Gtd. Notes, 144A(e)	B3	6.375	01/15/21	2,300	2,461,000
Gtd. Notes	B3	8.375	04/15/18	2,635	2,868,856
Mood Media Corp. (Canada), Sr. Unsec’d. Notes, 144A(a)	B3	9.250	10/15/20	4,600	4,991,000
NAI Entertainment Holdings LLC, Sr. Sec’d. Notes, 144A (original cost $2,791,875; purchased 10/16/12-12/19/12)(c)(d)	B1	8.250	12/15/17	2,500	2,725,000
National CineMedia LLC, Sr. Sec’d. Notes	Ba2	6.000	04/15/22	4,075	4,370,438
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes(e)	B2	7.750	10/15/18	4,125	4,568,438
Gtd. Notes	B2	11.625	02/01/14	7,040	7,691,200
Regal Cinemas Corp., Gtd. Notes	B2	8.625	07/15/19	2,000	2,220,000
Salem Communications Corp., Sec’d. Notes	B2	9.625	12/15/16	2,159	2,388,394
Sinclair Television Group, Inc.,
Sec’d. Notes, 144A	Ba3	9.250	11/01/17	4,125	4,475,625
Sr. Unsec’d. Notes, 144A	B2	6.125	10/01/22	3,775	4,029,813
SSI Investments II/SSI Co-Issuer LLC, Gtd. Notes	Caa1	11.125	06/01/18	11,201	12,559,121
Starz LLC/Starz Finance Corp., Gtd. Notes	Ba2	5.000	09/15/19	725	741,312
Telesat Canada/Telesat LLC (Canada), Sr. Unsec’d. Notes, 144A(a)(e)	B3	6.000	05/15/17	6,450	6,724,125

See Notes to Financial Statements.

Prudential High Yield Fund	27

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
Vail Resorts, Inc., Gtd. Notes	Ba3	6.500%	05/01/19	$1,650	$1,769,625
WMG Acquisition Corp., Gtd. Notes(e)	B3	11.500	10/01/18	3,700	4,296,625

					171,075,173

Metals 3.6%
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes(a)(b)(e)	Ba1	6.000	03/01/21	3,200	3,396,074
Sr. Unsec’d. Notes(a)	Ba1	6.125	06/01/18	13,600	14,664,853
Sr. Unsec’d. Notes(a)(b)	Ba1	9.500	02/15/15	4,000	4,515,000
Arch Coal, Inc.,
Gtd. Notes(e)	B3	7.250	10/01/20	2,855	2,448,162
Gtd. Notes, 144A(e)	B3	9.875	06/15/19	2,475	2,444,062
CONSOL Energy, Inc., Gtd. Notes(e)	B1	8.000	04/01/17	7,500	8,156,250
FMG Resources (August 2006) Pty Ltd. (Australia),
Gtd. Notes, 144A(a)(e)	B1	6.375	02/01/16	4,400	4,587,000
Gtd. Notes, 144A(a)(e)	B1	6.875	02/01/18	1,550	1,639,125
Gtd. Notes, 144A(a)(e)	B1	7.000	11/01/15	2,067	2,165,182
Gtd. Notes, 144A(a)(e)	B1	8.250	11/01/19	4,670	5,160,350
GrafTech International Ltd., Gtd. Notes, 144A(e)	Ba2	6.375	11/15/20	2,600	2,762,500
IAMGOLD Corp. (Canada), Gtd. Notes, 144A(a)	B1	6.750	10/01/20	1,850	1,789,875
Inmet Mining Corp. (Canada),
Gtd. Notes, 144A(a)	B1	7.500	06/01/21	2,225	2,369,625
Gtd. Notes, 144A(a)(e)	B1	8.750	06/01/20	10,461	11,376,337
JMC Steel Group, Sr. Notes, 144A (original cost $4,175,000; purchased 03/04/11)(c)(d)(e)	B3	8.250	03/15/18	4,175	4,435,938
Kaiser Aluminum Corp., Gtd. Notes	Ba3	8.250	06/01/20	1,000	1,117,500
New Gold, Inc. (Canada),
Gtd. Notes, 144A(a)	B2	7.000	04/15/20	4,445	4,800,600
Sr. Unsec’d. Notes, 144A(a)	B2	6.250	11/15/22	2,550	2,683,875

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Metals (cont’d.)
Novelis, Inc. (Canada), Gtd. Notes(a)(e)	B2	8.750%	12/15/20	$5,575	$6,244,000
Optima Specialty Steel, Inc., Sr. Sec’d. Notes, 144A	B2	12.500	12/15/16	2,550	2,754,000
Peabody Energy Corp.,
Gtd. Notes	Ba1	6.000	11/15/18	7,210	7,660,625
Gtd. Notes(e)	Ba1	6.250	11/15/21	2,200	2,288,000
Rain CII Carbon LLC and CII Carbon Corp., Sec’d. Notes, 144A (original cost $2,050,000; purchased 11/23/10)(c)(d)	B1	8.000	12/01/18	2,050	2,142,250
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes	Caa1	10.750	02/01/18	3,925	4,013,313

					105,614,496

Non-Captive Finance 3.6%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A	B3	11.000	02/01/19	2,700	2,673,000
CIT Group, Inc.,
Sr. Unsec’d. Notes	Ba3	4.250	08/15/17	7,300	7,555,500
Sr. Unsec’d. Notes(e)	Ba3	5.000	05/15/17	4,700	4,999,625
Sr. Unsec’d. Notes(e)	Ba3	5.000	08/15/22	14,325	15,327,750
Sr. Unsec’d. Notes, 144A	Ba3	5.250	04/01/14	500	519,375
Sr. Unsec’d. Notes(e)	Ba3	5.250	03/15/18	12,000	12,900,000
Sr. Unsec’d. Notes(e)	Ba3	5.375	05/15/20	1,000	1,090,000
Sr. Unsec’d. Notes, 144A	Ba3	5.500	02/15/19	2,400	2,610,000
CNG Holdings, Inc., Sr. Sec’d. Notes, 144A	B3	9.375	05/15/20	2,900	2,860,125
Community Choice Financial, Inc., Sr. Sec’d. Notes	B3	10.750	05/01/19	1,800	1,692,000
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A	Ba2	6.500	09/01/14	2,425	2,588,687
Sr. Sec’d. Notes, 144A(e)	Ba2	6.750	09/01/16	2,875	3,248,750
Sr. Sec’d. Notes, 144A	Ba2	7.125	09/01/18	325	379,844
Sr. Unsec’d. Notes, MTN	Ba3	5.650	06/01/14	5,000	5,225,000

See Notes to Financial Statements.

Prudential High Yield Fund	29

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Non-Captive Finance (cont’d.)
Sr. Unsec’d. Notes(e)	Ba3	5.875%	08/15/22	$2,500	$2,676,950
Sr. Unsec’d. Notes	Ba3	6.250	05/15/19	1,350	1,478,513
Sr. Unsec’d. Notes, Ser. G, MTN	Ba3	6.375	03/25/13	3,275	3,283,389
Sr. Unsec’d. Notes(b)	Ba3	8.625	09/15/15	1,000	1,137,500
Sr. Unsec’d. Notes(b)	Ba3	8.750	03/15/17	1,225	1,443,969
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes, 144A(e)	B2	6.500	07/01/21	2,825	2,895,625
Springleaf Finance Corp.,
Sr. Unsec’d. Notes, Ser. I, MTN(e)	Caa1	5.400	12/01/15	14,035	14,035,000
Sr. Unsec’d. Notes, MTN(e)	Caa1	5.850	06/01/13	1,050	1,060,500
Sr. Unsec’d. Notes, MTN	Caa1	6.900	12/15/17	16,100	15,778,000

					107,459,102

Packaging 2.1%
Ardagh Packaging Finance PLC (Ireland),
Gtd. Notes, 144A (original cost $7,632,813; purchased 09/30/10-01/04/12)(a)(c)(d)	B3	9.125	10/15/20	7,450	8,157,750
Sr. Sec’d. Notes, 144A (original cost $1,105,236; purchased 01/19/12)(a)(c)(d)(e)	Ba3	7.375	10/15/17	1,100	1,199,000
Sr. Unsec’d. Notes, 144A (original cost $5,625,000; purchased 01/16/13)(a)(d)	B3	7.000	11/15/20	5,625	5,639,062
Berry Plastics Corp.,
Sec’d. Notes(b)	Caa1	4.183	09/15/14	1,975	1,975,000
Sec’d. Notes	Caa1	9.750	01/15/21	3,775	4,360,125
BOE Merger Corp., Sr. Unsec’d. Notes, PIK, 144A (original cost $3,500,000; purchased 10/24/12)(c)(d)	Caa1	9.500	11/01/17	3,500	3,710,000

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Packaging (cont’d.)
BWAY Holding Co., Gtd. Notes (original cost $1,516,250; purchased 12/01/10-01/09/12)(c)(d)	B3	10.000%	06/15/18	$1,400	$1,571,500
Greif, Inc., Sr. Unsec’d. Notes	Ba2	6.750	02/01/17	3,200	3,568,000
Plastipak Holdings, Inc., Sr. Notes, 144A (original cost $4,400,526; purchased 07/23/09-11/01/12)(c)(d)	B3	10.625	08/15/19	4,080	4,671,600
Reynolds Group Issuer, Inc.,
Gtd. Notes(e)	Caa1	8.250	02/15/21	1,875	1,935,938
Gtd. Notes	Caa2	9.875	08/15/19	7,235	7,922,325
Sr. Sec’d. Notes(e)	B1	5.750	10/15/20	9,975	10,299,187
Sr. Sec’d. Notes(e)	B1	6.875	02/15/21	725	773,937
Sr. Sec’d. Notes	B1	7.875	08/15/19	2,500	2,762,500
Sealed Air Corp.,
Gtd. Notes, 144A(e)	B1	6.500	12/01/20	1,550	1,685,625
Gtd. Notes, 144A(e)	B1	8.375	09/15/21	1,875	2,137,500

					62,369,049

Paper 0.4%
Domtar Corp., Gtd. Notes(e)	Baa3	10.750	06/01/17	800	1,039,342
Graphic Packaging International, Inc.,
Gtd. Notes	Ba3	7.875	10/01/18	1,500	1,650,000
Gtd. Notes	Ba3	9.500	06/15/17	4,420	4,718,350
Longview Fibre Paper & Packaging, Inc., Sr. Sec’d. Notes, 144A (original cost $1,488,035; purchased 05/17/11-09/16/11)(c)(d)(e)	B2	8.000	06/01/16	1,495	1,569,750
Smurfit Capital Funding PLC (Ireland), Sr. Sec’d. Notes(a)	Ba2	7.500	11/20/25	100	109,500

See Notes to Financial Statements.

Prudential High Yield Fund	31

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Paper (cont’d.)
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A(a)	Ba2	4.875%	09/15/18	$2,650	$2,716,250

					11,803,192

Pipelines & Other 1.4%
AmeriGas Finance LLC, Gtd. Notes	Ba2	7.000	05/20/22	6,175	6,669,000
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., Sr. Unsec’d. Notes(e)	Ba3	6.500	05/20/21	1,147	1,221,555
El Paso Corp.,
Gtd. Notes, Ser. G, MTN	Ba2	7.800	08/01/31	750	840,035
Gtd. Notes, Ser. G, MTN	Ba2	8.050	10/15/30	110	123,275
Energy Transfer Equity LP, Sr. Sec’d. Notes(e)	Ba2	7.500	10/15/20	3,650	4,170,125
Ferrellgas Partners LP, Sr. Unsec’d. Notes(e)	B3	8.625	06/15/20	2,805	2,847,075
Inergy Midstream LP/NRGM Finance Corp., Gtd. Notes, 144A	B1	6.000	12/15/20	2,750	2,846,250
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	Ba2	6.000	01/15/19	7,425	7,276,500
Southern Natural Gas Co., Sr. Unsec’d. Notes	Baa3	8.000	03/01/32	29	41,127
Targa Resources Partners LP,
Gtd. Notes	Ba3	6.375	08/01/22	2,275	2,479,750
Gtd. Notes	Ba3	6.875	02/01/21	6,950	7,575,500
Gtd. Notes	Ba3	7.875	10/15/18	3,375	3,695,625
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Sr. Unsec’d. Notes, 144A(e)	B1	5.875	10/01/20	1,575	1,641,938

					41,427,755

Real Estate Investment Trusts 1.0%
AVIV Healthcare Properties LP/AVIV Healthcare Capital Corp., Gtd. Notes	B1	7.750	02/15/19	15,225	16,328,812

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Real Estate Investment Trusts (cont’d.)
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes, 144A(e)	B2	6.375%	11/15/22	$2,000	$2,105,000
DuPont Fabros Technology LP, Gtd. Notes	Ba1	8.500	12/15/17	3,250	3,530,312
Omega Healthcare Investors, Inc., Gtd. Notes	Ba1	6.750	10/15/22	800	882,000
Senior Housing Properties Trust,
Sr. Unsec’d. Notes	Baa3	6.750	04/15/20	300	342,021
Sr. Unsec’d. Notes	Baa3	6.750	12/15/21	5,975	6,909,323

					30,097,468

Retailers 2.2%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A(e)	Caa1	9.250	08/01/19	2,925	3,276,000
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	B2	9.000	03/15/19	2,700	2,997,000
Dufry Finance SCA (Luxembourg), Gtd. Notes, 144A(a)	Ba3	5.500	10/15/20	10,025	10,451,062
Limited Brands, Inc., Gtd. Notes	Ba1	5.625	02/15/22	3,875	4,097,812
New Academy Finance Co. LLC/New Academy Finance Corp., Sr. Unsec’d. Notes, PIK, 144A(e)	Caa1	8.000	06/15/18	3,700	3,820,250
Pantry, Inc. (The), Gtd. Notes, 144A	Caa1	8.375	08/01/20	15,118	16,232,953
Penske Automotive Group, Inc., Gtd. Notes, 144A(e)	B2	5.750	10/01/22	4,900	5,126,625
Petco Holdings, Inc., Sr. Notes, PIK, 144A(e)	Caa1	8.500	10/15/17	4,950	5,098,500
Rite Aid Corp., Sec’d. Notes(e)	B3	7.500	03/01/17	1,025	1,055,750
Susser Holdings LLC, Gtd. Notes	B2	8.500	05/15/16	5,420	5,704,550

See Notes to Financial Statements.

Prudential High Yield Fund	33

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Retailers (cont’d.)
Toys “R” Us, Inc., Sr. Unsec’d. Notes(e)	B3	10.375%	08/15/17	$3,500	$3,421,250
Toys “R” Us Property Co. II LLC, Sr. Sec’d. Notes	Ba1	8.500	12/01/17	4,030	4,241,575

					65,523,327

Technology 10.4%
Audatex North America, Inc., Gtd. Notes, 144A	Ba2	6.750	06/15/18	6,325	6,751,937
Avaya, Inc.,
Gtd. Notes(e)	Caa2	9.750	11/01/15	10,950	10,772,063
Gtd. Notes, PIK	Caa2	10.125	11/01/15	8,355	8,219,231
CDW Finance Corp.,
Gtd. Notes(e)	B3	8.500	04/01/19	16,850	18,577,125
Gtd. Notes	Caa1	12.535	10/12/17	13,369	14,354,964
Ceridian Corp.,
Gtd. Notes(b)(e)	Caa2	11.250	11/15/15	14,800	15,170,000
Gtd. Notes, PIK(e)	Caa2	12.250	11/15/15	7,000	7,157,500
CommScope, Inc.,
Gtd. Notes, 144A (original cost $20,021,300; purchased 01/11/11-12/12/12)(c)(d)(e)	B3	8.250	01/15/19	19,495	21,152,075
CoreLogic, Inc., Gtd. Notes	Ba3	7.250	06/01/21	2,300	2,541,500
First Data Corp.,
Gtd. Notes(e)	Caa1	9.875	09/24/15	1,700	1,748,875
Gtd. Notes, 144A	Caa1	9.875	09/24/15	4,068	4,184,955
Gtd. Notes, PIK(e)	Caa1	10.550	09/24/15	1,400	1,436,932
Gtd. Notes, 144A(e)	Caa1	11.250	01/15/21	5,600	5,712,000
Gtd. Notes(e)	Caa1	12.625	01/15/21	13,777	14,689,726
Sr. Sec’d. Notes, 144A	B1	6.750	11/01/20	3,500	3,591,875
Freescale Semiconductor, Inc.,
Gtd. Notes(e)	Caa1	8.050	02/01/20	8,495	8,877,275
Sr. Sec’d. Notes, 144A	B1	9.250	04/15/18	4,200	4,620,000
Global Generations Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	Caa1	11.000	12/15/20	7,625	8,215,937

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Technology (cont’d.)
Igloo Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	Caa1	8.250%	12/15/17	$7,625	$7,777,500
Interactive Data Corp., Gtd. Notes	B3	10.250	08/01/18	11,079	12,560,816
Iron Mountain, Inc., Gtd. Notes(e)	B1	5.750	08/15/24	975	972,563
Legend Acquisition Sub, Inc., Sr. Notes, 144A (original cost $6,291,743; purchased 08/14/12)(c)(d)(e)	Caa1	10.750	08/15/20	6,375	5,482,500
Lender Processing Services, Inc., Gtd. Notes	Ba2	5.750	04/15/23	8,265	8,657,588
Nortel Networks Ltd. (Canada),
Gtd. Notes(a)(g)(h)	NR	9.003	07/15/11	3,000	3,090,000
Gtd. Notes(a)(c)(g)	NR	10.125	07/15/13	7,600	8,360,000
Gtd. Notes(a)(c)(e)(g)	NR	10.750	07/15/16	9,290	10,253,838
Nuance Communications, Inc., Gtd. Notes, 144A	Ba3	5.375	08/15/20	2,450	2,480,625
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A(a)	B3	5.750	02/15/21	5,000	5,112,500
Sr. Sec’d. Notes, 144A(a)	B1	9.750	08/01/18	2,367	2,704,297
Seagate HDD Cayman (Cayman Islands),
Gtd. Notes(a)(e)	Ba1	7.000	11/01/21	4,550	4,936,750
Gtd. Notes(a)	Ba1	7.750	12/15/18	6,250	6,820,313
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes(a)	Ba1	6.800	10/01/16	2,855	3,211,875
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A(a)	Baa3	10.000	05/01/14	3,056	3,247,000
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A(a)(e)	B2	6.500	05/15/19	9,583	10,277,768
Sophia Finance, Inc., Gtd. Notes, 144A	Caa1	9.750	01/15/19	8,700	9,624,375

See Notes to Financial Statements.

Prudential High Yield Fund	35

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Technology (cont’d.)
STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A(a)	Ba1	7.500%	08/12/15	$1,900	$1,995,000
SunGard Data Systems, Inc., Gtd. Notes, 144A(e)	Caa1	6.625	11/01/19	2,900	2,979,750
Syniverse Holdings, Inc., Gtd. Notes	Caa1	9.125	01/15/19	5,770	6,289,300
TransUnion Holding Co., Inc.,
Sr. Unsec’d. Notes, PIK, 144A	Caa1	8.125	06/15/18	7,250	7,594,375
Sr. Unsec’d. Notes, PIK	Caa1	9.625	06/15/18	10,300	10,982,375
TransUnion LLC, Gtd. Notes	B2	11.375	06/15/18	13,520	15,581,800

					308,766,878

Telecommunications 4.2%
Brightstar Corp., Gtd. Notes, 144A
(original cost $6,954,150; purchased 11/23/10-06/13/12)(c)(d)	B1	9.500	12/01/16	6,830	7,308,100
Cricket Communications, Inc., Sr. Sec’d. Notes	Ba2	7.750	05/15/16	3,450	3,626,640
Crown Castle International Corp., Sr. Unsec’d. Notes	B1	5.250	01/15/23	4,700	4,817,500
Digicel Group Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A(a)	Caa1	8.250	09/30/20	5,600	5,972,400
Sr. Unsec’d. Notes, 144A(a)	Caa1	10.500	04/15/18	2,000	2,200,000
Eileme 2 AB (Sweden), Sr. Sec’d. Notes, 144A(a)(e)	B3	11.625	01/31/20	5,640	6,514,200
Frontier Communications Corp., Sr. Unsec’d. Notes(e)	Ba2	7.125	01/15/23	1,981	2,035,477
Sr. Unsec’d. Notes(e)	Ba2	8.250	04/15/17	925	1,056,812
Sr. Unsec’d. Notes(e)	Ba2	8.500	04/15/20	200	225,000
Sr. Unsec’d. Notes(e)	Ba2	8.750	04/15/22	3,750	4,218,750
Sr. Unsec’d. Notes(e)	Ba2	9.250	07/01/21	1,775	2,041,250
Level 3 Financing, Inc., Gtd. Notes, 144A	B3	7.000	06/01/20	3,500	3,675,000
Gtd. Notes(e)	B3	8.125	07/01/19	1,125	1,226,250

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Gtd. Notes(e)	B3	8.625%	07/15/20	$3,950	$4,384,500
Gtd. Notes(e)	B3	9.375	04/01/19	500	560,625
MetroPCS Wireless, Inc., Gtd. Notes(e)	B2	7.875	09/01/18	800	863,000
NII Capital Corp., Gtd. Notes(e)	Caa1	7.625	04/01/21	3,394	2,375,800
Sprint Capital Corp., Gtd. Notes	B3	6.875	11/15/28	9,460	9,554,600
Gtd. Notes(e)	B3	6.900	05/01/19	6,450	7,014,375
Sprint Nextel Corp., Gtd. Notes, 144A(e)	Ba3	7.000	03/01/20	3,725	4,358,250
Gtd. Notes, 144A	Ba3	9.000	11/15/18	1,375	1,705,000
Sr. Unsec’d. Notes	B3	6.000	12/01/16	2,865	3,094,200
Sr. Unsec’d. Notes	B3	7.000	08/15/20	2,325	2,528,438
Sr. Unsec’d. Notes(e)	B3	9.125	03/01/17	3,400	4,016,250
TW Telecom Holdings, Inc., Gtd. Notes(e)	B1	5.375	10/01/22	3,775	3,935,438
Wind Acquisition Finance SA (Luxembourg), Sec’d. Notes, 144A(a)(e)	B3	11.750	07/15/17	10,350	10,893,375
Sr. Sec’d. Notes, 144A(a)	Ba3	7.250	02/15/18	4,175	4,300,250
Sr. Sec’d. Notes, PIK, 144A(a)(e)	Caa1	12.250	07/15/17	5,337	5,576,753
Windstream Corp., Gtd. Notes, 144A(e)	Ba3	6.375	08/01/23	6,725	6,590,500
Gtd. Notes(e)	Ba3	7.500	06/01/22	900	947,250
Gtd. Notes(e)	Ba3	7.500	04/01/23	5,075	5,303,375
Gtd. Notes(e)	Ba3	7.750	10/15/20	2,325	2,499,375
Gtd. Notes(e)	Ba3	7.875	11/01/17	385	436,013

					125,854,746

Tobacco 0.2%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	Ba3	7.750	02/15/21	6,150	6,334,500

TOTAL CORPORATE BONDS					2,648,358,503

See Notes to Financial Statements.

Prudential High Yield Fund	37

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Description		Shares	Value (Note 1)
COMMON STOCKS 0.1%
Adelphia Recovery Trust*(c)		2,000,000	$2,000
Blaze Recycling and Metals LLC (cost $46,387; purchased 08/22/12)*(c)(d)		46,387	464
CenturyLink, Inc.(e)		4,018	139,304
Dex One Corp.*(e)		149,207	265,588
NRG Energy, Inc.		1,131	27,144
Sprint Nextel Corp.*(e)		28,675	166,315
WKI Holding Co., Inc.*(c)		6,031	111,272
Xerox Corp.		169,797	1,377,054

TOTAL COMMON STOCKS			2,089,141

PREFERRED STOCKS 0.1%

Banking 0.1%
Citigroup Capital XIII (Capital Security, fixed to floating preferred), 7.875%(b)		153,000	4,322,250

Building Materials & Construction
New Millenium Homes LLC (cost $0; purchased 05/27/98)*(c)(d)(i)		2,000	148,000

Cable
Escrow Pfd Adelphia*(c)		20,000	20

TOTAL PREFERRED STOCKS			4,470,270

	Expiration Date	Units
WARRANTS*

Chemicals
Hercules, Inc.	03/31/29	230	7,409

Media & Entertainment
MediaNews Group, Inc. (cost $0; purchased 07/26/11)(c)(d)	03/19/17	6,854	68

Paper
Smurfit Kappa Group PLC (Ireland), 144A(c)	10/01/13	275	22,227

Telecommunications
Hawaiian Telcom HoldCo, Inc.	10/28/15	6,958	42,096

TOTAL WARRANTS			71,800

TOTAL LONG-TERM INVESTMENTS (cost $2,654,206,564)			2,777,485,677

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Description	Shares	Value (Note 1)
SHORT-TERM INVESTMENTS 24.0%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund(j)	45,863	$426,986
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $711,707,529; includes $577,941,615 of cash collateral received for securities on loan)(j)(k)	711,707,529	711,707,529

TOTAL SHORT-TERM INVESTMENTS (cost $712,153,735; Note 3)		712,134,515

TOTAL INVESTMENTS 117.5% (cost $3,366,360,299; Note 5)		3,489,620,192
Liabilities in excess of other assets(l) (17.5)%		(520,192,753)

NET ASSETS 100.0%		$2,969,427,439

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CDO—Collateralized Debt Obligation

CLO—Collateralized Loan Obligation

MTN—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor’s

PIK—Payment-in-Kind

§	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
†	The ratings reflected are as of February 28, 2013. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	US$ denominated foreign securities.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2013.
(c)	Indicates a security that has been deemed illiquid.
(d)	Indicates a restricted security; the aggregate original cost of such securities is $127,285,763. The aggregate value of $132,169,617 is approximately 4.5% of net assets.
(e)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $565,398,810; cash collateral of $577,941,615 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(f)	Standard & Poor’s Rating.
(g)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.

See Notes to Financial Statements.

Prudential High Yield Fund	39

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

(h)	Security is post-maturity; represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(i)	Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants.
(j)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund.
(k)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Credit default swap agreements outstanding at February 28, 2013:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
Masco Corp.	09/20/13	1.000%	$2,845	$(18,037)	$14,960	$(32,997)	Deutsche Bank AG
Seagate Technology HDD Holdings	12/20/13	3.350%	5,000	(150,877)	332	(151,209)	JPMorgan Chase Bank

				$(168,914)	$15,292	$(184,206)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at February 28, 2013(5)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on corporate issue—Sell Protection(2):
NRG Energy, Inc.	03/20/16	4.100%	$1,850	1.926%	$134,765	$—	$134,765	Goldman Sachs International

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.18	06/20/17	5.000%	$35,640	$1,710,376	$(2,826,450)	$4,536,826	JPMorgan Chase Bank
CDX.NA.HY.18	06/20/17	5.000%	19,800	950,209	(679,250)	1,629,459	Citibank NA
CDX.NA.HY.18	06/20/17	5.000%	14,850	712,657	(448,594)	1,161,251	Barclays Bank PLC

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation	Counterparty
CDX.NA.HY.18	06/20/17	5.000%	$2,970	$142,532	$(235,537)	$378,069	Morgan Stanley Capital Services
CDX.NA.HY.19	12/20/17	5.000%	3,500	132,478	(4,132)	136,610	Bank of America NA
CDX.NA.HY.19	12/20/17	5.000%	7,500	283,881	(89,583)	373,464	Goldman Sachs International

				$3,932,133	$(4,283,546)	$8,215,679

#	Notional amount is shown in U.S. dollars unless otherwise stated.

The Fund entered into credit default swaps as the protection seller on corporate issues and credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

Prudential High Yield Fund	41

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$7,821,557	$156,969
Bank Loans	—	101,118,458	13,398,979
Corporate Bonds	—	2,631,184,549	17,173,954
Common Stocks	1,975,405	—	113,736
Preferred Stocks	4,322,250	—	148,020
Warrants	42,096	22,227	7,477
Affiliated Mutual Funds	712,134,515	—	—
Other Financial Instruments*
Credit Default Swap Agreements	—	8,166,238	—

Total	$718,474,266	$2,748,313,029	$30,999,135

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset- Backed Securities	Bank Loans	Corporate Bonds	Common Stocks	Preferred Stocks	Warrants
Balance as of 08/31/12	$328,999	$6,007,500	$17,164,642	$74,052	$60,020	$10,040
Realized gain (loss)	—	6,835	(4,478,426)	—	109,760	—
Change in unrealized appreciation (depreciation)**	(394,786)	194,749	4,907,034	39,684	88,000	(2,563)
Purchases	—	4,904,318	—	—	—	—
Sales	—	(6,200,574)	(431,068)	—	(109,760)	—
Accrued discount/premium	222,756	28,142	11,772	—	—	—
Transfers into Level 3	—	8,458,009	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—

Balance as of 02/28/13	$156,969	$13,398,979	$17,173,954	$113,736	$148,020	$7,477

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	Of which, $432,345 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 2 Bank Loans transferred into Level 3 as a result of using a single broker quote.

Included in the table above, under Level 3, are securities that were fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies may include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2013 were as follows:

Affiliated Mutual Funds (including 19.5% of collateral received for securities on loan)	24.0%
Technology	12.2
Healthcare & Pharmaceutical	8.6
Capital Goods	6.3
Media & Entertainment	5.8
Gaming	5.7%
Energy—Other	5.6
Electric	5.2
Chemicals	4.6
Cable	4.4
Metals	4.3

See Notes to Financial Statements.

Prudential High Yield Fund	43

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Industry (cont’d.)
Telecommunications	4.2%
Foods	4.0
Non-Captive Finance	3.6
Automotive	3.4
Building Materials & Construction	2.4
Retailers	2.3
Consumer	2.1
Packaging	2.1
Pipelines & Other	1.6
Banking	1.1
Aerospace & Defense	1.0
Real Estate Investment Trusts	1.0%
Lodging & Leisure	0.7
Paper	0.4
Asset-Backed Securities	0.3
Brokerage	0.3
Tobacco	0.2
Common Stocks	0.1

117.5
Liabilities in excess of other assets	(17.5)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and equity risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on swap agreements	$8,350,444	Unrealized depreciation on swap agreements	$184,206
Credit contracts	Premiums paid for swap agreements	15,292	Premiums received for swap agreements	4,283,546
Equity contracts	Unaffiliated Investments	71,800	—	—

Total		$8,437,536		$4,467,752

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Swaps
Credit contracts	$3,241,355

See Notes to Financial Statements.

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Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Warrants	Swaps	Total
Credit contracts	$—	$4,200,527	$4,200,527
Equity contracts	11,855	—	11,855

Total	$11,855	$4,200,527	$4,212,382

For the six months ended February 28, 2013, the Fund’s average notional amount for credit default swaps as buyer was $7,845,000 and the average notional amount for credit default swaps as writer was $90,710,000.

See Notes to Financial Statements.

Prudential High Yield Fund	45

Statement of Assets and Liabilities

as of February 28, 2013 (Unaudited)

Assets
Investments at value, including securities on loan $565,398,810:
Unaffiliated Investments (cost $2,654,206,564)	$2,777,485,677
Affiliated Investments (cost $712,153,735)	712,134,515
Cash	124,527
Dividends and interest receivable	50,933,681
Receivable for Fund shares sold	39,736,288
Receivable for investments sold	16,478,047
Unrealized appreciation on swap agreements	8,350,444
Prepaid expenses	20,539
Premiums paid for swap agreements	15,292

Total assets	3,605,279,010

Liabilities
Payable to broker for collateral for securities on loan (Note 3)	577,941,615
Payable for investments purchased	38,386,002
Payable for Fund shares reacquired	10,351,312
Premiums received for swap agreements	4,283,546
Dividends payable	2,584,148
Management fee payable	971,807
Distribution fee payable	606,458
Accrued expenses	337,786
Unrealized depreciation on swap agreements	184,206
Affiliated transfer agent fee payable	163,417
Deferred directors’ fees	41,274

Total liabilities	635,851,571

Net Assets	$2,969,427,439

Net assets were comprised of:
Common stock, at par	$5,162,888
Paid-in capital in excess of par	2,955,142,123

2,960,305,011
Distribution in excess of net investment income	(1,693,914)
Accumulated net realized loss on investment transactions	(120,610,228)
Net unrealized appreciation on investments	131,426,570

Net assets, February 28, 2013	$2,969,427,439

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($1,408,530,251 ÷ 245,046,873 shares of common stock issued and outstanding)	$5.75
Maximum sales charge (4.50% of offering price)	0.27

Maximum offering price to public	$6.02

Class B
Net asset value, offering price and redemption price per share ($197,877,758 ÷ 34,465,874 shares of common stock issued and outstanding)	$5.74

Class C
Net asset value, offering price and redemption price per share ($270,191,299 ÷ 47,071,686 shares of common stock issued and outstanding)	$5.74

Class Q
Net asset value, offering price and redemption price per share ($71,584,660 ÷ 12,419,092 shares of common stock issued and outstanding)	$5.76

Class R
Net asset value, offering price and redemption price per share ($51,052,527 ÷ 8,883,485 shares of common stock issued and outstanding)	$5.75

Class X
Net asset value, offering price and redemption price per share ($165,547 ÷ 28,827 shares of common stock issued and outstanding)	$5.74

Class Z
Net asset value, offering price and redemption price per share ($970,025,397 ÷ 168,372,959 shares of common stock issued and outstanding)	$5.76

See Notes to Financial Statements.

Prudential High Yield Fund	47

Statement of Operations

Six Months Ended February 28, 2013 (Unaudited)

Net Investment Income
Income
Interest income	$94,191,075
Affiliated income from securities loaned, net	617,244
Unaffiliated dividend income	170,913
Affiliated dividend income	160,723

Total income	95,139,955

Expenses
Management fee	6,014,044
Distribution fee—Class A	1,715,342
Distribution fee—Class B	670,125
Distribution fee—Class C	1,260,404
Distribution fee—Class R	105,707
Distribution fee—Class X	1,097
Transfer agent’s fees and expenses (including affiliated expense of $300,100) (Note 3)	1,287,000
Custodian’s fees and expenses	155,000
Registration fees	121,000
Reports to shareholders	70,000
Directors’ fees	26,000
Insurance	24,000
Legal fees and expenses	19,000
Audit fee	16,000
Miscellaneous	16,688

Total expenses	11,501,407

Net investment income	83,638,548

Realized And Unrealized Gain On Investments
Net realized gain on:
Investment transactions	16,850,541
Swap agreement transactions	3,241,355

20,091,896

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $10,061)	56,462,581
Swap agreements	4,200,527

60,663,108

Net gain on investments	80,755,004

Net Increase In Net Assets Resulting From Operations	$164,393,552

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2013	Year Ended August 31, 2012
Increase (Decrease) In Net Assets
Operations
Net investment income	$83,638,548	$137,061,520
Net realized gain on investment transactions	20,091,896	13,714,188
Net change in unrealized appreciation (depreciation) on investments	60,663,108	90,824,466

Net increase in net assets resulting from operations	164,393,552	241,600,174

Dividends from net investment income (Note 1)
Class A	(45,212,049)	(85,548,989)
Class B	(5,446,642)	(8,826,419)
Class C	(7,366,247)	(11,074,023)
Class L	—	(220,111)
Class M	—	(14,810)
Class Q	(2,334,852)	(3,029,511)
Class R	(1,342,792)	(1,919,117)
Class X	(6,387)	(23,665)
Class Z	(28,485,577)	(35,587,618)

	(90,194,546)	(146,244,263)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	619,168,818	1,168,059,020
Net asset value of shares issued in reinvestment of dividends	73,688,674	117,520,743
Cost of shares reacquired	(356,181,932)	(511,683,775)

Net increase in net assets from Fund share transactions	336,675,560	773,895,988

Total increase	410,874,566	869,251,899

Net Assets:
Beginning of period	2,558,552,873	1,689,300,974

End of period(a)	$2,969,427,439	$2,558,552,873

(a) Includes undistributed net investment income of:	$—	$4,862,084

See Notes to Financial Statements.

Prudential High Yield Fund	49

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios, Inc. 15 (the “Company”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as a diversified, open-end management investment company. The Company consists of two funds: Prudential High Yield Fund (the “Fund”) and Prudential Short Duration High Yield Income Fund. These financial statements relate to Prudential High Yield Fund. The Fund’s investment objective is to maximize current income. As a secondary investment objective, the Fund seeks capital appreciation but only when consistent with the Fund’s primary objective of current income.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that

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are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Prudential High Yield Fund	51

Notes to Financial Statements

(Unaudited) continued

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were

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freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with counterparty (“OTC Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange Traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Upon entering into an exchange traded swap, the Fund pledges with the clearing broker an initial margin and thereafter, pays or receives an amount, known as “variation margin”, based on daily changes in valuation of swap contract. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at year end, if any, are listed on the Portfolio of Investments.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund entered into credit default swaps to provide a measure of protection against defaults of the issuers or to take an active long or short position with respect to the likelihood of a particular issuer’s default. The Fund used credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. The Fund sold protection using credit default swaps to take an active short position with respect to the likelihood of a particular issuer’s default. The Fund’s

Prudential High Yield Fund	53

Notes to Financial Statements

(Unaudited) continued

maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively increase investment risk to its portfolio because, in addition to its total net assets, a Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that a Fund as a seller of protection could be required to make under a credit default swap agreement would be equal the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

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In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchanged, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of February 28, 2013, the Fund has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Warrants and Rights: The Fund may hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures.

Loan Participations: The Fund may invest in loan participations, another type of restricted security. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of

Prudential High Yield Fund	55

Notes to Financial Statements

(Unaudited) continued

the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily and pays dividends of net investment income monthly and makes distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

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Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50% of the Fund’s average daily net assets up to $250 million, .475% of the next $500 million, .45% of the next $750 million, .425% of the next $500 million, .40% of the next $500 million, .375% of the next $500 million and .35% of the Fund’s average daily net assets in excess of $3 billion. The effective management fee rate was .44% for the six months ended February 28, 2013.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R and Class Z shares of the Fund. In addition, the Fund has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), which, together with PIMS, serves as co-distributor of Class X shares of the Fund. The Fund compensates PIMS and PAD, as applicable, for distributing and servicing the Fund’s Class A, Class B, Class C, Class R and Class X shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS or PAD. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS and PAD, as applicable, for distribution related activities at an annual rate of up to .30%, .75%, 1%, .75% and 1% of the average daily net assets of the Class A, B, C, R and X shares, respectively.

Prudential High Yield Fund	57

Notes to Financial Statements

(Unaudited) continued

For the six months ended February 28, 2013, PIMS contractually agreed to limit such fees to .25% and .50% of the average daily net assets of the Class A and Class R shares, respectively.

PIMS has advised the Fund that it has received $936,876 in front-end sales charges resulting from sales of Class A shares, during the six months ended February 28, 2013. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended February 28, 2013, it received $8,133, $107,571 and $20,740 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS, PIM and PAD are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses on the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. For the six months ended February 28, 2013, PIM has been compensated approximately $184,400 for these services.

The Fund invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as affiliated dividend income.

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Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended February 28, 2013, aggregated $1,056,157,732 and $628,718,082, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$3,379,253,824	$147,432,428	$(37,066,060)	$110,366,368

The difference between book basis and tax basis is primarily attributable to the deferred losses on wash sales, the difference in the treatment of premium amortization, deferred income on defaulted securities and other cost basis differences between financial and tax reporting as of the most recent fiscal year end.

Under the Regulated Investment Company Modernization Act of 2010 (“the Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal year ended August 31, 2012 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before August 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Fund utilized approximately $8,641,000 of its pre-enactment losses to offset net taxable gains realized in the fiscal year ended August 31, 2012. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of August 31, 2012, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2015	$3,626,000
Expiring 2016	11,341,000
Expiring 2017	48,200,000
Expiring 2018	66,273,000

$129,440,000

Prudential High Yield Fund	59

Notes to Financial Statements

(Unaudited) continued

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R, Class X and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Investors who purchase $1 million or more of Class A shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, but are not subject to an initial sales charge. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% during the first 12 months. Class X shares are sold with a CDSC that declines from 6% to zero depending on the period of time the shares are held. Class X shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class X shares are not offered to new purchasers and are only available through exchange from the same class of shares offered by certain Prudential funds. The last conversion of Class M and Class L shares to Class A shares was completed as of April 13, 2012 and August 24, 2012, respectively. There are no Class M and Class L shares outstanding and Class M and Class L shares are no longer being offered for sale. Class Q, Class R and Class Z shares are not subject to any sales or redemption charges and are available only to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

The Company is authorized to issue 3 billion shares of common stock, $.01 par value per share, divided into eight classes, designated Class A, Class B, Class C, Class M,

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Class Q, Class R, Class X and Class Z common stock. Of the authorized shares of common stock of the Fund, 625 million shares are designated for Class A common stock, 150 million shares are designated for each of Class B common stock and Class C common stock, 20 million shares are designated for Class M common stock, 310 million shares are designated for each of Class Q and Class R common stock, 25 million shares are designated for Class X common stock and 410 million shares are designated for Class Z common stock.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 28, 2013:
Shares sold	26,367,634	$149,945,036
Shares issued in reinvestment of dividends	6,254,311	35,598,449
Shares reacquired	(27,294,365)	(155,296,433)

Net increase (decrease) in shares outstanding before conversion	5,327,580	30,247,052
Shares issued upon conversion from Class B, Class X and Class Z	512,329	2,915,037
Shares reacquired upon conversion into Class Z	(230,947)	(1,314,133)

Net increase (decrease) in shares outstanding	5,608,962	$31,847,956

Year ended August 31, 2012:
Shares sold	63,487,469	$346,631,622
Shares issued in reinvestment of dividends	12,045,849	65,637,283
Shares reacquired	(40,113,847)	(217,536,029)

Net increase (decrease) in shares outstanding before conversion	35,419,471	194,732,876
Shares issued upon conversion from Class B, Class M, Class X and Class Z	2,296,291	12,421,243
Shares reacquired upon conversion into Class Z	(132,880)	(718,871)

Net increase (decrease) in shares outstanding	37,582,882	$206,435,248

Class B
Six months ended February 28, 2013:
Shares sold	6,645,373	$37,800,074
Shares issued in reinvestment of dividends	743,818	4,227,438
Shares reacquired	(1,765,840)	(10,050,247)

Net increase (decrease) in shares outstanding before conversion	5,623,351	31,977,265
Shares reacquired upon conversion into Class A	(391,050)	(2,227,089)

Net increase (decrease) in shares outstanding	5,232,301	$29,750,176

Year ended August 31, 2012:
Shares sold	11,415,024	$62,423,499
Shares issued in reinvestment of dividends	1,244,027	6,775,675
Shares reacquired	(2,978,621)	(16,147,296)

Net increase (decrease) in shares outstanding before conversion	9,680,430	53,051,878
Shares reacquired upon conversion into Class A	(2,032,468)	(10,991,760)

Net increase (decrease) in shares outstanding	7,647,962	$42,060,118

Prudential High Yield Fund	61

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended February 28, 2013:
Shares sold	9,376,367	$53,302,011
Shares issued in reinvestment of dividends	1,047,158	5,950,838
Shares reacquired	(4,316,425)	(24,610,388)

Net increase (decrease) in shares outstanding before conversion	6,107,100	34,642,461
Shares reacquired upon conversion into Class Z	(166,162)	(946,732)

Net increase (decrease) in shares outstanding	5,940,938	$33,695,729

Year ended August 31, 2012:
Shares sold	20,074,592	$109,760,603
Shares issued in reinvestment of dividends	1,673,985	9,122,227
Shares reacquired	(6,053,110)	(32,795,868)

Net increase (decrease) in shares outstanding before conversion	15,695,467	86,086,962
Shares reacquired upon conversion into Class Z	(95,570)	(523,092)

Net increase (decrease) in shares outstanding	15,599,897	$85,563,870

Class L
Period ended August 24, 2012*:
Shares sold	108,408	$584,917
Shares issued in reinvestment of dividends	31,155	169,428
Shares reacquired	(741,127)	(4,110,768)

Net increase (decrease) in shares outstanding	(601,564)	$(3,356,423)

Class M
Period ended April 13, 2012**:
Shares sold	789	$4,426
Shares issued in reinvestment of dividends	1,800	9,569
Shares reacquired	(17,183)	(90,099)

Net increase (decrease) in shares outstanding before conversion	(14,594)	(76,104)
Shares reacquired upon conversion into Class A	(143,544)	(774,144)

Net increase (decrease) in shares outstanding	(158,138)	$(850,248)

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Class Q	Shares	Amount
Six months ended February 28, 2013:
Shares sold	2,503,279	$14,315,372
Shares issued in reinvestment of dividends	409,158	2,335,055
Shares reacquired	(1,889,181)	(10,807,907)

Net increase (decrease) in shares outstanding	1,023,256	$5,842,520

Period ended August 31, 2012***:
Shares sold	11,467,334	$62,295,831
Shares issued in reinvestment of dividends	547,198	3,029,536
Shares reacquired	(2,392,518)	(13,199,649)

Net increase (decrease) in shares outstanding before conversion	9,622,014	52,125,718
Shares issued upon conversion from Class Z	1,773,822	9,596,375

Net increase (decrease) in shares outstanding	11,395,836	$61,722,093

Class R
Six months ended February 28, 2013:
Shares sold	3,075,776	$17,561,945
Shares issued in reinvestment of dividends	235,624	1,341,848
Shares reacquired	(1,024,637)	(5,830,219)

Net increase (decrease) in shares outstanding	2,286,763	$13,073,574

Year ended August 31, 2012:
Shares sold	3,794,416	$20,706,960
Shares issued in reinvestment of dividends	351,374	1,918,517
Shares reacquired	(1,412,282)	(7,701,956)

Net increase (decrease) in shares outstanding	2,733,508	$14,923,521

Class X
Six months ended February 28, 2013:
Shares sold	543	$3,131
Shares issued in reinvestment of dividends	1,116	6,339
Shares reacquired	(1,675)	(9,530)

Net increase (decrease) in shares outstanding before conversion	(16)	(60)
Shares reacquired upon conversion into Class A	(15,713)	(89,825)

Net increase (decrease) in shares outstanding	(15,729)	$(89,885)

Year ended August 31, 2012:
Shares sold	535	$2,997
Shares issued in reinvestment of dividends	4,323	23,427
Shares reacquired	(6,345)	(34,233)

Net increase (decrease) in shares outstanding before conversion	(1,487)	(7,809)
Shares reacquired upon conversion into Class A	(39,998)	(219,022)

Net increase (decrease) in shares outstanding	(41,485)	$(226,831)

Prudential High Yield Fund	63

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended February 28, 2013:
Shares sold	60,630,997	$346,241,249
Shares issued in reinvestment of dividends	4,247,374	24,228,707
Shares reacquired	(26,196,037)	(149,577,208)

Net increase (decrease) in shares outstanding before conversion	38,682,334	220,892,748
Shares issued upon conversion from Class A and Class C	396,028	2,260,865
Shares reacquired upon conversion into Class A	(105,079)	(598,123)

Net increase (decrease) in shares outstanding	38,973,283	$222,555,490

Year ended August 31, 2012:
Shares sold	103,441,930	$565,648,165
Shares issued in reinvestment of dividends	5,628,045	30,835,081
Shares reacquired	(40,556,671)	(220,067,877)

Net increase (decrease) in shares outstanding before conversion	68,513,304	376,415,369
Shares issued upon conversion from Class A and Class C	227,792	1,241,963
Shares reacquired upon conversion into Class A and Class Q	(1,853,618)	(10,032,692)

Net increase (decrease) in shares outstanding	66,887,478	$367,624,640

*	As of August 24, 2012, the last conversion of Class L shares to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale.
**	As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.
***	Commenced offering on October 31, 2011.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 15, 2012, the Funds had another Syndicated Credit Agreement with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the period ended February 28, 2013.

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Note 8. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

Prudential High Yield Fund	65

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,
	2013(a)		2012(a)	2011(a)		2010(a)		2009	2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.59		$5.34	$5.32		$4.84		$5.19	$5.58
Income (loss) from investment operations:
Net investment income	.17		.37	.40		.45		.43	.43
Net realized and unrealized gain (loss) on investment transactions	.18		.27	.03		.49		(.34)	(.38)
Total from investment operations	.35		.64	.43		.94		.09	.05
Less Dividends:
Dividends from net investment income	(.19)		(.39)	(.41)		(.46)		(.44)	(.44)
Capital Contributions(h):	-		-	-	(e)	-	(e)	-	-
Net asset value, end of period	$5.75		$5.59	$5.34		$5.32		$4.84	$5.19
Total Return(b):	6.21%		12.55%	8.14%		19.94%		3.32%	.86%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,408,530		$1,339,113	$1,078,117		$1,093,443		$1,009,183	$955,165
Average net assets (000)	$1,383,657		$1,187,666	$1,147,761		$1,078,033		$811,838	$1,024,892
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	.82%	(f)	.87%	.88%		.90%		.91%	.88%
Expenses, excluding distribution and service (12b-1) fees	.57%	(f)	.62%	.63%		.65%		.66%	.63%
Net investment income	6.11%	(f)	6.75%	7.20%		8.64%		9.95%	7.99%
Portfolio turnover rate	24%	(g)	48%	87%		91%		82%	63%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(e) Less than $.005 per share.

(f) Annualized.

(g) Not annualized.

(h) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

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Class B Shares
	Six Months Ended February 28,		Year Ended August 31,
	2013(a)		2012(a)	2011(a)		2010(a)		2009	2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.59		$5.34	$5.31		$4.83		$5.19	$5.58
Income (loss) from investment operations:
Net investment income	.16		.34	.37		.42		.41	.40
Net realized and unrealized gain (loss) on investment transactions	.16		.28	.05		.49		(.35)	(.38)
Total from investment operations	.32		.62	.42		.91		.06	.02
Less Dividends:
Dividends from net investment income	(.17)		(.37)	(.39)		(.43)		(.42)	(.41)
Capital Contributions(g):	-		-	-	(d)	-	(d)	-	-
Net asset value, end of period	$5.74		$5.59	$5.34		$5.31		$4.83	$5.19
Total Return(b):	5.78%		12.00%	7.82%		19.39%		2.59%	.37%

Ratios/Supplemental Data:
Net assets, end of period (000)	$197,878		$163,309	$115,162		$96,409		$85,727	$109,152
Average net assets (000)	$180,183		$131,650	$108,578		$92,174		$76,697	$132,653
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.32%	(e)	1.37%	1.38%		1.40%		1.41%	1.38%
Expenses, excluding distribution and service (12b-1) fees	.57%	(e)	.62%	.63%		.65%		.66%	.63%
Net investment income	5.62%	(e)	6.25%	6.70%		8.15%		9.44%	7.48%
Portfolio turnover rate	24%	(f)	48%	87%		91%		82%	63%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Less than $.005 per share.

(e) Annualized.

(f) Not annualized.

(g) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

Prudential High Yield Fund	67

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended February 28,		Year Ended August 31,
	2013(a)		2012(a)	2011(a)		2010(a)		2009	2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.58		$5.33	$5.31		$4.83		$5.18	$5.58
Income (loss) from investment operations:
Net investment income	.15		.32	.36		.42		.41	.40
Net realized and unrealized gain (loss) on investment transactions	.17		.28	.04		.49		(.34)	(.39)
Total from investment operations	.32		.60	.40		.91		.07	.01
Less Dividends:
Dividends from net investment income	(.16)		(.35)	(.38)		(.43)		(.42)	(.41)
Capital Contributions(h):	-		-	-	(e)	-	(e)	-	-
Net asset value, end of period	$5.74		$5.58	$5.33		$5.31		$4.83	$5.18
Total Return(b):	5.84%		11.74%	7.45%		19.40%		2.83%	.18%

Ratios/Supplemental Data:
Net assets, end of period (000)	$270,191		$229,715	$136,177		$112,212		$77,177	$49,660
Average net assets (000)	$254,174		$172,185	$132,854		$94,741		$50,393	$52,804
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.57%	(f)	1.62%	1.55%		1.40%		1.41%	1.38%
Expenses, excluding distribution and service (12b-1) fees	.57%	(f)	.62%	.63%		.65%		.66%	.63%
Net investment income	5.37%	(f)	5.98%	6.52%		8.12%		9.42%	7.49%
Portfolio turnover rate	24%	(g)	48%	87%		91%		82%	63%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class C shares through December 31, 2010.

(e) Less than $.005 per share.

(f) Annualized.

(g) Not annualized.

(h) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

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Class L Shares
	Period Ended August 24,		Year Ended August 31,
	2012(a)(e)		2011(a)		2010(a)		2009	2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.35		$5.32		$4.84		$5.19	$5.59
Income (loss) from investment operations:
Net investment income	.35		.39		.44		.42	.42
Net realized and unrealized gain (loss) on investment transactions	.26		.04		.49		(.34)	(.39)
Total from investment operations	.61		.43		.93		.08	.03
Less Dividends:
Dividends from net investment income	(.37)		(.40)		(.45)		(.43)	(.43)
Capital Contributions(i):	-		-	(d)	-	(d)	-	-
Net asset value, end of period	$5.59		$5.35		$5.32		$4.84	$5.19
Total Return(b):	11.89%		8.07%		19.64%		3.05%	.44%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,069		$3,215		$3,868		$4,144	$5,114
Average net assets (000)	$3,194		$3,724		$4,060		$3,969	$5,980
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.12%	(f)	1.13%		1.15%		1.16%	1.13%
Expenses, excluding distribution and service (12b-1) fees	.62%	(f)	.63%		.65%		.66%	.63%
Net investment income	6.54%	(f)	6.96%		8.41%		9.71%	7.73%
Portfolio turnover rate	48%	(g)(h)	87%		91%		82%	63%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Less than $.005 per share.

(e) As of August 24, 2012, the last conversion of Class L shares to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale.

(f) Annualized.

(g) Calculated as of August 31, 2012.

(h) Not annualized.

(i) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

Prudential High Yield Fund	69

Financial Highlights

(Unaudited) continued

Class M Shares
	Period Ended April 13,		Year Ended August 31,
	2012(a)(e)		2011(a)		2010(a)		2009	2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.34		$5.32		$4.84		$5.19	$5.57
Income (loss) from investment operations:
Net investment income	.19		.36		.41		.41	.39
Net realized and unrealized gain (loss) on investment transactions	.16		.03		.49		(.35)	(.37)
Total from investment operations	.35		.39		.90		.06	.02
Less Dividends:
Dividends from net investment income	(.22)		(.37)		(.42)		(.41)	(.40)
Capital Contributions(i):	-		-	(d)	-	(d)	-	-
Net asset value, end of period	$5.47		$5.34		$5.32		$4.84	$5.19
Total Return(b):	6.73%		7.32%		19.04%		2.52%	.28%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12		$845		$4,004		$7,730	$14,831
Average net assets (000)	$352		$2,493		$6,190		$9,244	$22,037
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.62%	(f)	1.63%		1.65%		1.66%	1.63%
Expenses, excluding distribution and service (12b-1) fees	.62%	(f)	.63%		.65%		.66%	.63%
Net investment income	6.29%	(f)	6.52%		7.96%		9.20%	7.21%
Portfolio turnover rate	48%	(g)(h)	87%		91%		82%	63%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Less than $.005 per share.

(e) As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.

(f) Annualized.

(g) Calculated as of August 31, 2012.

(h) Not annualized.

(i) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

70	Visit our website at www.prudentialfunds.com

Class Q Shares
	Six Months Ended February 28, 2013(b)		October 31, 2011(a) through August 31, 2012(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.61		$5.41
Income (loss) from investment operations:
Net investment income	.18		.35
Net realized and unrealized gain on investment transactions	.17		.19
Total from investment operations	.35		.54
Less Dividends:
Dividends from net investment income	(.20)		(.34)
Net asset value, end of period	$5.76		$5.61
Total Return(c):	6.20%		10.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$71,585		$63,914
Average net assets (000)	$67,871		$48,841
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.47%	(e)	.50%	(e)
Expenses, excluding distribution and service (12b-1) fees	.47%	(e)	.50%	(e)
Net investment income	6.46%	(e)	6.97%	(e)
Portfolio turnover rate	24%	(f)	48%	(f)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential High Yield Fund	71

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended February 28,		Year Ended August 31,
	2013(a)		2012(a)	2011(a)		2010(a)		2009	2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.59		$5.34	$5.32		$4.84		$5.19	$5.59
Income (loss) from investment operations:
Net investment income	.16		.35	.38		.44		.42	.42
Net realized and unrealized gain (loss) on investment transactions	.18		.28	.04		.49		(.34)	(.39)
Total from investment operations	.34		.63	.42		.93		.08	.03
Less Dividends:
Dividends from net investment income	(.18)		(.38)	(.40)		(.45)		(.43)	(.43)
Capital Contributions(h):	-		-	-	(e)	-	(e)	-	-
Net asset value, end of period	$5.75		$5.59	$5.34		$5.32		$4.84	$5.19
Total Return(b):	6.08%		12.26%	7.88%		19.66%		3.07%	.47%

Ratios/Supplemental Data:
Net assets, end of period (000)	$51,053		$36,886	$20,630		$10,441		$3,698	$1,295
Average net assets (000)	$42,638		$27,717	$16,155		$7,260		$1,580	$1,221
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.07%	(f)	1.12%	1.13%		1.15%		1.16%	1.13%
Expenses, excluding distribution and service (12b-1) fees	.57%	(f)	.62%	.63%		.65%		.66%	.63%
Net investment income	5.87%	(f)	6.47%	6.93%		8.32%		9.64%	7.78%
Portfolio turnover rate	24%	(g)	48%	87%		91%		82%	63%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(e) Less than $.005 per share.

(f) Annualized.

(g) Not annualized.

(h) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

72	Visit our website at www.prudentialfunds.com

Class X Shares
	Six Months Ended February 28,		Year Ended August 31,
	2013(a)		2012(a)	2011(a)		2010(a)		2009	2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.59		$5.34	$5.31		$4.83		$5.19	$5.57
Income (loss) from investment operations:
Net investment income	.15		.33	.36		.41		.38	.38
Net realized and unrealized gain (loss) on investment transactions	.16		.27	.04		.49		(.33)	(.36)
Total from investment operations	.31		.60	.40		.90		.05	.02
Less Dividends:
Dividends from net investment income	(.16)		(.35)	(.37)		(.42)		(.41)	(.40)
Capital Contributions(g):	-		-	-	(d)	-	(d)	-	-
Net asset value, end of period	$5.74		$5.59	$5.34		$5.31		$4.83	$5.19
Total Return(b):	5.64%		11.69%	7.54%		19.07%		2.32%	.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$166		$249	$459		$966		$1,878	$3,482
Average net assets (000)	$221		$363	$766		$1,359		$2,152	$4,230
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.57%	(e)	1.62%	1.63%		1.65%		1.66%	1.63%
Expenses, excluding distribution and service (12b-1) fees	.57%	(e)	.62%	.63%		.65%		.66%	.63%
Net investment income	5.34%	(e)	6.06%	6.48%		7.97%		9.19%	7.24%
Portfolio turnover rate	24%	(f)	48%	87%		91%		82%	63%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Less than $.005 per share.

(e) Annualized.

(f) Not annualized.

(g) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

Prudential High Yield Fund	73

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,
	2013(a)		2012(a)	2011(a)		2010(a)		2009	2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.61		$5.35	$5.33		$4.85		$5.20	$5.60
Income (loss) from investment operations:
Net investment income	.18		.38	.42		.46		.44	.45
Net realized and unrealized gain (loss) on investment transactions	.16		.29	.03		.49		(.34)	(.39)
Total from investment operations	.34		.67	.45		.95		.10	.06
Less Dividends:
Dividends from net investment income	(.19)		(.41)	(.43)		(.47)		(.45)	(.46)
Capital Contributions(g):	-		-	-	(d)	-	(d)	-	-
Net asset value, end of period	$5.76		$5.61	$5.35		$5.33		$4.85	$5.20
Total Return(b):	6.15%		13.07%	8.47%		20.23%		3.68%	.96%

Ratios/Supplemental Data:
Net assets, end of period (000)	$970,025		$725,367	$334,696		$117,442		$74,321	$23,728
Average net assets (000)	$838,715		$479,766	$304,551		$94,871		$37,817	$22,081
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.57%	(e)	.62%	.63%		.65%		.66%	.63%
Expenses, excluding distribution and service (12b-1) fees	.57%	(e)	.62%	.63%		.65%		.66%	.63%
Net investment income	6.37%	(e)	6.97%	7.43%		8.86%		10.14%	8.24%
Portfolio turnover rate	24%	(f)	48%	87%		91%		82%	63%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Less than $.005 per share.

(e) Annualized.

(f) Not annualized.

(g) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

74	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential High Yield Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL HIGH YIELD FUND

SHARE CLASS	A	B	C	Q	R	X	Z
NASDAQ	PBHAX	PBHYX	PRHCX	PHYQX	JDYRX	N/A	PHYZX
CUSIP	74440Y108	74440Y207	74440Y306	74440Y884	74440Y603	74440Y702	74440Y801

MF110E2    0242452-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not

              applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 15

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	April 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 22, 2013

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	April 22, 2013